AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.0%
Asset-Backed Securities — 3.3%
Automobiles — 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,160	$ 4,247,700
Series 2020-02A, Class A, 144A
2.020%	02/20/27	8,430	8,503,387
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	384,398
Hertz Vehicle Financing II LP,
Series 2019-03A, Class A, 144A
2.670%	12/26/25	1,431	1,435,032
			14,570,517
Collateralized Loan Obligations — 0.7%
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.773%(c)	07/17/26	1,359	1,347,417
Cent CLO Ltd. (Cayman Islands),
Series 2013-19A, Class A1A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
1.600%(c)	10/29/25	2,128	2,127,554
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	8,094	8,137,139
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.292%(c)	04/20/31	781	768,313
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class C, 144A, 3 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.425%(c)	01/15/29	2,257	2,242,012
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.616%(c)	10/13/27	2,000	1,953,560
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.325%(c)	04/15/26	1,329	1,299,422
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.675%(c)	04/15/26	1,006	964,393
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-06RA, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.293%(c)	07/17/28	736	733,570
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
2.172%(c)	10/20/28	1,519	1,501,095
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.231%(c)	04/16/31	2,500	2,476,618
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Tralee CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.302%(c)	10/20/27	3,242	$ 3,235,085
WhiteHorse Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.151%(c)	05/01/26	623	622,627
			27,408,805
Home Equity Loans — 0.3%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)
1.108%(c)	05/25/34	856	856,012
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	11,287	11,653,263
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
0.388%(c)	11/25/36	2,217	447,036
			12,956,311
Other — 0.2%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	6,000	5,559,420
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2019-03, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.168%(c)	08/09/24	985	975,754
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	897	991,688
FHLMC Structured Pass-Through Securities,
Series 2017-SR01, Class A3
3.089%	11/25/27	480	523,739
			8,050,601
Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)
0.838%(c)	04/25/34	176	175,626
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.548%(c)	07/25/36	8,370	7,579,062
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35	3,541	3,582,836
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap 14.500%, Floor 0.330%)
0.478%(c)	07/25/36	272	259,497
A1

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32	1,478	$ 1,540,725
Legacy Mortgage Asset Trust,
Series 2018-GS02, Class A1, 144A
4.000%	04/25/58	8,042	8,111,105
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.501%(cc)	04/22/35	12,425	12,167,903
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.495% (Cap 14.000%, Floor 0.330%)
0.643%(c)	05/25/36	5,984	5,762,092
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270% (Cap 14.000%, Floor 0.270%)
0.418%(c)	10/25/36	1,552	1,535,079
			40,713,925
Small Business Loan — 0.1%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28	1,488	1,596,108
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39	1,631	1,783,449
Series 2019-25G, Class 1
2.690%	07/01/44	1,573	1,718,568
			5,098,125
Student Loans — 0.7%
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A, 144A
2.460%	11/15/68	3,810	3,979,247
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.298%(c)	03/25/66	1,770	1,770,128
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.198%(c)	12/27/66	3,232	3,196,096
Series 2020-01A, Class A1B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.199%(c)	06/25/69	3,000	3,037,458
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.850%(c)	12/15/32	3,018	3,054,568
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.000%(c)	03/15/33	2,111	1,965,578
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
—%(p)	09/18/46	63,950	3,215,374
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	8,930	9,255,843
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2015-C, Class R, 144A
—%(p)	08/25/36	2	$ 955,812
			30,430,104

Total Asset-Backed Securities (cost $153,387,021)			139,228,388
Bank Loans — 4.8%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	12/17/26	1,835	1,786,331
Aerospace & Defense — 0.1%
Boeing Co,
Term Loan, 3 Month LIBOR + 1.250%
1.510%(c)	02/07/22	4,390	4,252,813
Airlines — 0.1%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	04/27/23	3,454	3,444,107
Skymiles IP Ltd.,
Term Loan
—%(p)	10/20/27	600	604,500
			4,048,607
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.250%
3.000%(c)	04/06/24	750	717,589
Panther BF Aggregator, LP,
First Lien Initial Dollar Term Loan , 1 Month LIBOR + 3.500%
3.647%(c)	04/30/26^	2,752	2,679,955
			3,397,544
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	10/01/26	1,906	1,861,137
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	07/10/26	5,055	4,991,542
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.688%(c)	08/15/25	1,622	1,604,395
Garda World Security Corp. (Canada),
First Lien Term Loan B, 1 Month LIBOR + 4.750%
4.900%(c)	10/30/26	907	898,991
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	4,516	4,435,100
Prime Security Services Borrower LLC/Prime Finance, Inc.,
2019 Refinancing Term B-1 Loan, 1 - 3 Month LIBOR + 3.250%
4.250%(c)	09/23/26	5,309	5,253,220

A2

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	11/16/26	1,393	$ 1,356,697
			18,539,945
Computers — 0.2%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
2.750%(c)	09/19/25	2,478	2,465,419
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.896%(c)	09/30/24	4,463	4,422,922
Western Digital Corp.,
New Term Loan B-4, 3 Month LIBOR + 1.750%
1.906%(c)	04/29/23	1,328	1,313,604
			8,201,945
Diversified Financial Services — 0.3%
Citadel Securities LP,
Term B Facility, 1 Month LIBOR + 2.750%
2.897%(c)	02/27/26	1,033	1,026,240
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	3,292	3,268,434
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
1.970%(c)	10/06/23	1,000	975,625
Edelman Financial Center LLC (The),
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.145%(c)	07/21/25	1,268	1,220,783
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.147%(c)	07/03/24	994	964,223
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	01/31/25	2,176	2,156,139
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	03/01/26	4,069	4,034,892
			13,646,336
Engineering & Construction — 0.0%
Atlantic Aviation FBO, Inc.,
Term Loan, 3 Month LIBOR + 3.750%
3.900%(c)	12/06/25^	619	601,953
Entertainment — 0.2%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	160	154,889
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
2.647%(c)	05/29/26	1,818	1,761,659
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.254%(c)	08/14/24	3,116	2,932,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.720%(c)	07/10/25	91	$ 91,434
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	2,916	2,874,731
			7,814,943
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	05/30/25	390	387,336
Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	03/11/25	1,187	1,134,660
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	02/01/23	532	498,145
			1,632,805
Foods — 0.2%
Froneri US, Inc. (United Kingdom),
Facility B2, 1 Month LIBOR + 2.250%
2.397%(c)	01/29/27	1,217	1,168,652
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
2.147%(c)	09/13/26	4,517	4,307,740
Repriced Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	06/27/23	905	869,062
			6,345,454
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC,
Initial Term Loan, 3 Month LIBOR + 2.500%
2.655%(c)	09/04/27	630	628,819
Healthcare-Products — 0.3%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
4.750%(c)	02/11/26	5,835	5,742,484
Sotera Health Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%
5.500%(c)	12/11/26	4,756	4,733,509
			10,475,993
Healthcare-Services — 0.4%
Air Medical Group Holdings, Inc.,
2018 Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/28/22	1,457	1,448,910
Eyecare Partners LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	02/18/27	153	143,780
Global Medical Response,
Term Loan
—%(p)	09/24/25	970	947,367

A3

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Tranche B-12 Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	03/13/25	982	$ 977,127
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	2,500	2,489,434
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.897%(c)	11/17/25	5,123	4,968,963
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.401%(c)	03/05/26	2,469	2,403,007
Radnet Management, Inc.,
Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	06/30/23	2,124	2,091,427
			15,470,015
Holding Companies-Diversified — 0.1%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
2.720%(c)	02/01/27	2,195	2,139,441
Household Products/Wares — 0.1%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	02/04/27	5,121	5,045,315
Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan (First Lien), 1 - 3 Month LIBOR + 2.750%
3.750%(c)	01/25/24	100	98,771
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	08/04/22	1,881	1,854,642
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	11/03/24	1,622	1,593,257
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	11/03/23	1,995	1,962,300
			5,508,970
Internet — 0.0%
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	02/15/24	859	838,838
Investment Companies — 0.0%
FINCO I LLC,
2020 Term Loan, 1 Month LIBOR + 2.500%
2.648%(c)	06/27/25	1,228	1,219,951
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	07/31/24	1,149	1,107,631
Lodging — 0.4%
Caesars Resort Collection LLC,
Term B-1 Loan, 1 - 3 Month LIBOR + 4.500%
4.709%(c)	07/21/25	1,960	1,893,499
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%
2.897%(c)	12/23/24	2,543	$ 2,375,731
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	1,409	1,350,272
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.156%(c)	11/30/23	2,011	1,950,029
Golden Nugget LLC,
First Initial Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	1,364	1,215,698
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.898%(c)	06/22/26	3,644	3,517,914
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	1,083	1,029,423
Wynn Resorts Finance LLC,
Term A Facility, 1 Month LIBOR + 1.750%
1.900%(c)	09/20/24^	4,645	4,366,770
			17,699,336
Media — 0.5%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.900%(c)	04/30/25	3,916	3,843,284
Term Loan B2, 1 Month LIBOR + 1.750%
1.900%(c)	02/01/27	1,945	1,900,242
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.652%(c)	04/15/27	736	712,554
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.400%(c)	08/24/26^	116	89,331
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.645%(c)	11/18/24	270	254,058
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	05/01/26	1,719	1,628,047
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
2.905%(c)	09/18/26	5,283	5,163,718
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%
4.750%(c)	03/16/26	2,647	2,570,412
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.652%(c)	01/31/28	4,740	4,597,413
Term Loan
—%(p)	01/10/29	600	589,286

A4

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%
2.652%(c)	04/30/28	1,005	$ 966,793
			22,315,138
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.156%(c)	10/01/22	2,350	2,330,417
Term X Loan, 1 Month LIBOR + 2.000%
2.156%(c)	01/19/24	160	158,225
			2,488,642
Pharmaceuticals — 0.5%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.901%(c)	11/27/25	1,270	1,239,044
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	06/02/25	1,902	1,861,536
BioScrip, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
4.647%(c)	08/06/26	1,856	1,835,869
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	4,273	4,181,556
Elanco Animal Health, Inc.,
Term Loan, 1 Month LIBOR + 1.750%
1.905%(c)	08/01/27	3,682	3,575,302
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.100%(c)	11/15/27	5,248	5,133,902
Milano Acquisition Corp.,
Term Loan
—%(p)	08/31/27	2,980	2,942,750
			20,769,959
Real Estate — 0.0%
Realogy Group LLC,
Extended 2025 Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/07/25	529	505,073
Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.906%(c)	12/20/24	2,340	2,257,515
Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.897%(c)	11/19/26	4,918	4,719,151
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	07/01/22	2,037	1,985,943
BJ’s Wholesale Club Holdings, Inc.,
Term Loan
—%(p)	02/03/24	630	618,187
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
Michaels Stores, Inc.,
2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%
3.500%(c)	01/30/23	987	$ 982,500
Term Loan
—%(p)	09/16/27^	860	838,500
			9,144,281
Software — 0.1%
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.147%(c)	10/16/26	4,129	4,069,376
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	06/21/24	55	51,774
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	06/21/24	367	349,596
			4,470,746
Telecommunications — 0.1%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.897%(c)	03/01/27	2,060	1,990,208
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
3.840%(c)	01/31/26	1,780	1,709,518
Sprint Communications, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	04/01/27	1,406	1,404,717
			5,104,443
Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.220%(c)	12/30/26	2,321	2,279,163

Total Bank Loans (cost $205,965,312)			201,986,418
Commercial Mortgage-Backed Securities — 3.0%
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.152%(c)	11/15/35	17,283	16,853,194
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.082%(c)	11/15/36	3,490	3,371,801
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class XA, IO
1.188%(cc)	08/10/56	53,850	3,869,296
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	450	485,212
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	390	391,825

A5

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-CR12, Class C
5.241%(cc)	10/10/46	190	$ 185,287
Series 2014-CR17, Class XA, IO
1.131%(cc)	05/10/47	31,895	877,371
Series 2015-LC23, Class C
4.791%(cc)	10/10/48	2,238	2,234,926
Series 2015-PC01, Class D
4.576%(cc)	07/10/50	2,212	1,681,869
Credit Suisse Commercial Mortgage Trust,
Series 2006-C05, Class AJ
5.373%	12/15/39	1,030	443,388
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
—%(p)	08/09/24^	5,276	5,118,213
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,470	2,517,037
Series 2014-USA, Class F, 144A
4.373%	09/15/37	5,420	3,415,576
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	2,950	2,936,017
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.476%(cc)	07/25/22	12,555	62,312
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	500	564,350
Series 2019-M04, Class A2
3.610%	02/25/31	1,950	2,329,573
Series 2019-M06, Class A2
3.450%	01/01/29	4,110	4,759,271
Series 2019-M14, Class X1, IO
0.705%(cc)	06/25/29	9,961	423,349
Series 2019-M27, Class A2
2.700%	11/25/40	1,400	1,565,329
Series 2020-M06, Class A
2.500%	10/25/37	486	514,873
Series 2020-M10, Class X6, IO
1.497%(cc)	08/25/28	2,000	187,908
Series 2020-M36, Class X1, IO
1.564%(cc)	09/25/34	2,498	275,166
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0016, Class X1, IO
1.638%(cc)	10/25/21	365	4,242
Series K0092, Class X1, IO
0.852%(cc)	04/25/29	9,986	542,437
Series K0094, Class X1, IO
1.016%(cc)	06/25/29	6,993	469,739
Series K0094, Class XAM, IO
1.283%(cc)	06/25/29	4,850	434,771
Series K0095, Class X1, IO
1.082%(cc)	06/25/29	6,187	442,610
Series K0095, Class XAM, IO
1.372%(cc)	06/25/29	1,700	169,057
Series K0099, Class X1, IO
1.006%(cc)	09/25/29	6,131	422,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0101, Class X1, IO
0.949%(cc)	10/25/29	1,198	$ 78,992
Series K0735, Class X1, IO
1.102%(cc)	05/25/26	6,067	291,203
Series K0736, Class X1, IO
1.437%(cc)	07/25/26	12,396	784,826
Series K0737, Class X1, IO
0.751%(cc)	10/25/26	13,984	472,134
Series K1517, Class X1, IO
1.331%(cc)	07/25/35	340	49,287
Series KC05, Class X1, IO
1.204%(cc)	06/25/27	3,145	185,369
Freddie Mac Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	2,000	218,466
FREMF Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	55,451	143,706
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.468%(cc)	11/16/47	15,193	335,826
Series 2013-085, Class IA, IO
0.680%(cc)	03/16/47	30,868	864,438
Series 2013-107, Class AD
2.695%(cc)	11/16/47	1,745	1,845,287
Series 2015-183, Class IO, IO
0.864%(cc)	09/16/57	15,594	802,413
Series 2017-008, Class IO, IO
0.645%(cc)	08/16/58	3,621	181,675
Series 2017-028, Class IO, IO
0.661%(cc)	02/16/57	1,538	80,694
Series 2017-041, Class IO, IO
0.742%(cc)	07/16/58	3,301	176,902
Series 2017-111, Class IO, IO
0.729%(cc)	02/16/59	4,602	265,022
Series 2017-145, Class IO, IO
0.661%(cc)	04/16/57	4,356	215,656
Series 2017-157, Class IO, IO
0.567%(cc)	12/16/59	3,611	180,871
Series 2018-119, Class IO, IO
0.675%(cc)	05/16/60	2,556	154,351
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.452%(c)	09/15/31	11,720	10,781,963
GS Mortgage Securities Trust,
Series 2006-GG08, Class AJ
5.622%	11/10/39	1,544	1,045,057
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	4,988	5,445,049
Series 2015-GC30, Class B
4.169%(cc)	05/10/50	1,540	1,616,399
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.055%(cc)	01/15/47	540	576,559

A6

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C30, Class C
4.410%(cc)	07/15/48	3,667	$ 3,599,115
Series 2015-C31, Class B
4.773%(cc)	08/15/48	3,600	3,958,243
JPMCC Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.352%(c)	07/15/34	3,984	3,588,650
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
6.068%(cc)	02/12/49	286	146,464
Series 2007-LD12, Class AJ
6.711%(cc)	02/15/51	18	16,550
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
6.072%(cc)	09/12/49	1,120	411,437
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43	260	172,376
Series 2007-IQ13, Class AJ
5.438%	03/15/44	26	26,120
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.552%(c)	05/15/36	8,170	7,815,802
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	8,890	8,457,239
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 1.939%)
1.939%(c)	06/15/33	2,304	2,265,548
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,900	1,887,623
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.850%)
0.909%(c)	11/11/34	3,062	2,935,437
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.410%(cc)	07/15/46	569	533,785
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.470%(cc)	06/15/45	14,236	206,756
Series 2013-C14, Class D, 144A
4.106%(cc)	06/15/46	650	502,553
Series 2014-C19, Class XA, IO
1.190%(cc)	03/15/47	9,996	245,297
Series 2014-C25, Class C
4.459%(cc)	11/15/47	3,570	3,398,398

Total Commercial Mortgage-Backed Securities (cost $129,821,409)			124,507,568
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 36.1%
Aerospace & Defense — 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	800	$ 779,965
2.800%	03/01/27	760	737,297
3.100%	05/01/26	590	592,345
3.200%	03/01/29(a)	1,520	1,493,412
3.250%	02/01/35	3,590	3,316,666
3.550%	03/01/38	310	280,944
3.750%	02/01/50(a)	1,030	928,573
4.875%	05/01/25(a)	4,220	4,600,999
5.150%	05/01/30(a)	5,570	6,288,109
5.705%	05/01/40	1,690	1,963,991
5.805%	05/01/50	3,930	4,740,514
5.930%	05/01/60	1,270	1,568,482
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	650	720,312
3.500%	05/15/25	200	224,072
4.250%	04/01/40	70	87,923
4.250%	04/01/50	600	779,957
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	490	640,490
5.054%	04/27/45	1,120	1,496,661
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	240	254,246
3.550%	01/15/26(a)	420	478,043
4.500%	05/15/36	480	612,963
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,100	2,284,421
3.250%	01/15/28	810	909,098
5.250%	05/01/50	2,330	3,326,579
Raytheon Co.,
Sr. Unsec’d. Notes
3.125%	10/15/20	1,030	1,031,030
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	1,250	1,315,295
3.950%	08/16/25	970	1,102,079
4.125%	11/16/28	570	674,378
4.500%	06/01/42(a)	770	968,163
Sr. Unsec’d. Notes, 144A
3.150%	12/15/24	595	645,507
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	720	751,977
8.000%	12/15/25	310	337,055
			45,931,546
Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	350	369,734
2.850%	08/09/22	1,060	1,102,853

A7

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
3.490%	02/14/22	1,010	$ 1,049,928
3.800%	02/14/24	1,110	1,211,432
3.875%	09/16/46	570	582,430
4.400%	02/14/26	2,410	2,776,352
4.800%	02/14/29	3,790	4,482,557
5.800%	02/14/39	2,250	2,868,880
5.950%	02/14/49	2,070	2,768,115
6.200%	02/14/59	800	1,087,665
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	6,420	6,935,236
4.540%	08/15/47(a)	2,720	2,901,834
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23(a)	1,280	1,307,493
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	770	781,775
2.100%	05/01/30	840	866,004
2.500%	08/22/22	1,710	1,776,892
2.500%	11/02/22	620	645,304
2.900%	11/15/21	2,060	2,115,930
4.500%	03/20/42	240	293,399
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	990	1,231,884
			37,155,697
Airlines — 0.6%
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	6,940	7,630,902
Sr. Unsec’d. Notes
2.600%	12/04/20	470	469,117
2.900%	10/28/24	170	151,286
3.400%	04/19/21	2,360	2,358,554
3.625%	03/15/22	1,130	1,109,555
3.800%	04/19/23	650	628,915
7.375%	01/15/26(a)	1,980	2,074,024
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	2,310	2,370,598
4.750%	10/20/28	2,120	2,199,416
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	1,590	1,656,201
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	2,290	2,425,103
			23,073,671
Apparel — 0.3%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	150	156,162
4.875%	05/15/26(a)	620	661,152
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel (cont’d.)
5.375%	05/15/25(a)	870	$ 921,183
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25(a)	730	748,641
NIKE, Inc.,
Sr. Unsec’d. Notes
2.400%	03/27/25(a)	710	763,399
2.750%	03/27/27	1,220	1,352,844
2.850%	03/27/30(a)	990	1,110,123
3.250%	03/27/40(a)	2,160	2,466,510
3.375%	03/27/50	2,280	2,655,031
			10,835,045
Auto Manufacturers — 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	680	615,932
8.500%	04/21/23(a)	1,080	1,177,350
9.000%	04/22/25	350	400,989
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	200	200,077
3.339%	03/28/22	200	198,899
3.815%	11/02/27	280	266,764
4.125%	08/17/27	1,000	971,864
5.125%	06/16/25	200	206,140
5.875%	08/02/21(a)	1,930	1,966,512
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	320	341,636
5.400%	10/02/23	550	606,153
5.950%	04/01/49(a)	1,420	1,662,273
6.125%	10/01/25(a)	950	1,103,230
6.250%	10/02/43	420	496,043
General Motors Financial Co., Inc.,
Gtd. Notes
2.450%	11/06/20(a)	640	640,807
3.450%	04/10/22	490	502,600
4.250%	05/15/23	200	213,084
4.350%	01/17/27	380	412,581
4.375%	09/25/21	1,430	1,475,090
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23	2,220	2,249,970
3.522%	09/17/25(a)	4,530	4,572,705
4.345%	09/17/27	4,970	4,985,115
			25,265,814
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	2,151	2,206,872
Banks — 10.6%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	1,940	2,190,256

A8

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)	190	$ 183,553
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27	1,430	1,556,773
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.386%(c)	04/12/23	1,000	1,003,464
Sr. Unsec’d. Notes
2.746%	05/28/25	4,200	4,406,781
3.848%	04/12/23	1,200	1,280,968
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)	120	129,630
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,000	3,173,849
3.004%(ff)	12/20/23	2,400	2,519,703
3.419%(ff)	12/20/28	4,242	4,723,929
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	4,400	4,671,075
3.500%	04/19/26	2,790	3,132,161
3.593%(ff)	07/21/28	580	649,936
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	4,270	4,296,619
3.550%(ff)	03/05/24	2,690	2,864,870
3.824%(ff)	01/20/28	1,873	2,120,919
3.970%(ff)	03/05/29	2,000	2,294,133
3.974%(ff)	02/07/30	870	1,008,369
4.000%	04/01/24(a)	4,030	4,464,410
4.083%(ff)	03/20/51	8,020	9,884,605
4.125%	01/22/24	2,080	2,302,959
4.330%(ff)	03/15/50	1,060	1,346,367
5.000%	01/21/44	2,060	2,838,774
Sub. Notes, MTN
4.000%	01/22/25	1,839	2,046,003
4.200%	08/26/24	1,410	1,569,363
4.250%	10/22/26	240	277,217
4.450%	03/03/26	1,953	2,242,939
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	2,490	2,595,653
Sub. Notes
3.803%(ff)	12/15/32(a)	470	522,998
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	730	758,779
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	1,500	1,528,598
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,030	1,047,333
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	1,280	$ 1,495,107
Sub. Notes
5.088%(ff)	06/20/30	7,560	8,536,785
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,840	1,897,254
3.375%	01/09/25	1,100	1,191,817
4.400%	08/14/28	6,340	7,432,299
4.705%(ff)	01/10/25(a)	4,230	4,686,005
5.198%(ff)	01/10/30(a)	2,350	2,903,746
Sub. Notes, 144A
4.625%	03/13/27	830	942,712
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	943,230
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	1,490	1,667,641
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23(a)	1,490	1,503,407
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	890	916,979
5.250%	03/07/25(a)	740	782,992
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	—(rr)	1,510	1,549,112
Jr. Sub. Notes, Series M
6.300%(ff)	—(a)(rr)	1,690	1,766,949
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	5,030	5,272,714
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24	1,480	1,515,613
2.572%(ff)	06/03/31	910	952,776
3.106%(ff)	04/08/26	1,010	1,089,082
3.668%(ff)	07/24/28	3,555	3,989,937
3.887%(ff)	01/10/28	3,575	4,044,540
4.650%	07/30/45(a)	5,048	6,580,007
4.650%	07/23/48	1,500	1,964,608
8.125%	07/15/39	309	538,281
Sub. Notes
4.050%	07/30/22	300	318,454
4.400%	06/10/25	4,050	4,556,824
4.450%	09/29/27	4,195	4,858,357
4.750%	05/18/46	350	438,606
5.300%	05/06/44(a)	556	734,788
5.500%	09/13/25	4,930	5,827,235
6.125%	08/25/36	558	752,018
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	1,037,752
4.625%	12/01/23	4,190	4,653,269
5.250%	08/04/45	1,200	1,630,715

A9

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26	4,540	$ 4,595,831
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,250	1,274,165
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25(a)	1,040	1,133,774
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	3,860	3,981,831
4.194%(ff)	04/01/31	6,160	7,114,198
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26	350	407,827
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	200	201,715
3.244%(ff)	12/20/25	690	734,255
5.000%	01/12/22	5,080	5,334,991
5.375%	01/12/24	2,960	3,332,189
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)	227	208,761
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22	300	307,191
3.200%	02/23/23	2,160	2,287,101
3.500%	04/01/25	1,590	1,752,750
3.500%	11/16/26	1,930	2,133,472
4.223%(ff)	05/01/29	946	1,103,968
4.750%	10/21/45(a)	3,180	4,144,660
6.250%	02/01/41(a)	6,970	10,405,909
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	720	788,732
4.000%	03/03/24(a)	2,610	2,874,511
Sub. Notes
4.250%	10/21/25(a)	4,180	4,742,679
5.150%	05/22/45	3,380	4,409,386
6.750%	10/01/37	3,904	5,649,397
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—(a)(rr)	4,270	4,540,958
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26(a)	2,880	2,920,675
2.848%(ff)	06/04/31	2,320	2,397,213
3.973%(ff)	05/22/30(a)	3,570	3,989,584
4.583%(ff)	06/19/29	3,330	3,834,644
Sub. Notes
4.250%	03/14/24	1,210	1,297,560
4.250%	08/18/25(a)	2,710	2,937,906
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,700	1,746,855
3.375%	01/12/23	1,380	1,432,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, 144A, MTN
5.017%	06/26/24	6,800	$ 7,174,175
5.710%	01/15/26	300	327,513
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24(a)	3,970	4,054,477
2.083%(ff)	04/22/26	2,190	2,287,237
2.522%(ff)	04/22/31	4,210	4,482,699
3.109%(ff)	04/22/51(a)	570	607,177
3.509%(ff)	01/23/29	1,500	1,688,508
3.540%(ff)	05/01/28	1,591	1,784,897
3.782%(ff)	02/01/28	1,804	2,042,174
4.023%(ff)	12/05/24	430	472,606
4.203%(ff)	07/23/29(a)	1,840	2,172,438
4.250%	10/15/20	90	90,130
4.452%(ff)	12/05/29	1,180	1,419,013
Sub. Notes
3.875%	09/10/24	10	11,074
4.250%	10/01/27(a)	690	802,484
4.950%	06/01/45(a)	5,290	7,129,394
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	217,668
4.375%	03/22/28	1,910	2,213,160
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	1,456	1,645,334
3.737%(ff)	04/24/24	1,520	1,632,992
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	2,830	3,021,127
3.875%	01/27/26	792	900,305
4.000%	07/23/25	1,498	1,692,827
5.597%(ff)	03/24/51	360	542,908
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	3,690	3,861,442
3.622%(ff)	04/01/31	5,590	6,410,093
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	1,120	1,138,768
1.500%	04/23/25	920	948,260
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	200	215,665
4.892%(ff)	05/18/29	2,791	3,254,492
Sub. Notes
5.125%	05/28/24	3,290	3,600,508
6.000%	12/19/23	2,900	3,254,896
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.875%	05/13/21	3,650	3,742,717
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23	2,050	2,104,404
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	1,420	1,439,621
2.150%	10/26/20	1,340	1,341,796

A10

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
5.625%	09/15/45	560	$ 690,712
Santander UK PLC (United Kingdom),
Sub. Notes
7.950%	10/26/29	3,368	4,418,179
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	1,740	1,770,266
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23	2,840	2,856,912
1.150%	06/12/25(a)	1,440	1,461,993
U.S. Bancorp,
Sr. Unsec’d. Notes
1.450%	05/12/25	2,950	3,048,057
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	1,680	1,712,215
Sub. Notes
7.625%	08/17/22	3,940	4,389,602
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	—(rr)	6,900	7,373,616
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	460	477,758
3.491%	05/23/23	3,760	3,926,149
4.125%	09/24/25	600	683,709
4.253%	03/23/28	3,497	4,056,170
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	4,910	5,208,161
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—(rr)	7,470	7,464,685
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,370	2,467,670
3.000%	10/23/26	2,648	2,890,410
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24	3,210	3,270,118
2.393%(ff)	06/02/28	6,530	6,814,745
2.879%(ff)	10/30/30	2,000	2,139,196
3.750%	01/24/24	960	1,044,026
5.013%(ff)	04/04/51	9,850	13,484,437
Sub. Notes
5.606%	01/15/44	1,431	1,941,427
Sub. Notes, GMTN
4.900%	11/17/45	3,660	4,610,343
Sub. Notes, MTN
4.400%	06/14/46	520	616,223
4.650%	11/04/44	3,180	3,865,371
4.750%	12/07/46	2,050	2,543,761
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	4,193	5,671,384
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.600%	01/15/38(a)	2,452	$ 3,566,943
			442,811,291
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	140	156,773
4.700%	02/01/36	4,905	5,910,121
4.900%	02/01/46	3,220	3,945,208
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	610	695,722
4.000%	04/13/28	520	600,913
4.350%	06/01/40	700	813,500
4.500%	06/01/50	1,280	1,532,179
4.750%	01/23/29	3,000	3,649,112
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	1,000	1,067,579
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27(a)	1,460	1,502,740
2.500%	06/01/40	40	42,002
2.500%	03/15/51(a)	550	547,927
2.600%	06/01/50(a)	590	602,579
2.950%	03/25/25(a)	530	582,278
3.375%	03/25/27	2,010	2,306,870
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,270	1,383,953
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,140	1,168,485
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.750%	05/01/23	1,490	1,505,181
1.625%	05/01/30	1,240	1,271,686
2.250%	03/19/25	140	149,931
2.625%	03/19/27	150	164,603
2.875%	10/15/49	390	417,796
3.625%	03/19/50	210	254,685
3.875%	03/19/60	300	379,378
4.000%	03/05/42	610	768,073
			31,419,274
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	360	395,505
4.663%	06/15/51	301	392,363
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	910	1,178,723
			1,966,591

A11

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
1.923%	02/15/23(a)	500	$ 514,240
2.242%	02/15/25	1,240	1,293,254
2.493%	02/15/27	230	240,819
2.700%	02/15/31	660	688,439
2.722%	02/15/30(a)	2,280	2,380,935
3.377%	04/05/40(a)	800	836,336
3.577%	04/05/50(a)	870	919,280
			6,873,303
Chemicals — 0.2%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	1,420	1,457,448
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	2,430	2,550,715
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	780	895,031
6.000%	11/15/21	980	1,025,820
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,510	1,596,705
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	2,230	2,258,502
4.441%	04/24/23	575	607,414
			10,391,635
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27	1,033	1,029,489
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27	1,300	1,495,914
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	3,600	4,104,419
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/23	1,130	1,154,461
1.650%	06/01/25	1,180	1,221,794
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	1,100	1,175,894
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	460	549,328
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	1,520	1,542,254
4.875%	01/15/28	1,380	1,450,212
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sec’d. Notes
3.875%	11/15/27(a)	860	$ 888,561
			14,612,326
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
1.125%	05/11/25	3,240	3,309,798
2.000%	11/13/20	1,110	1,112,275
2.450%	08/04/26(a)	2,720	2,963,730
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24(a)	1,260	1,364,387
			8,750,190
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	03/25/25(a)	550	594,989
2.800%	03/25/27	230	258,082
3.550%	03/25/40(a)	460	562,743
3.600%	03/25/50	2,200	2,779,318
			4,195,132
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.150%	02/15/24	2,110	2,092,032
4.500%	05/15/21	320	324,962
5.000%	10/01/21	570	587,977
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25(a)	970	990,220
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	5,032	5,301,703
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	491	525,425
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43	260	330,842
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	200	254,364
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	200	197,960
5.250%	08/15/22	1,512	1,517,460
5.500%	02/15/24(a)	460	465,315
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24	1,950	2,117,503
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	2,199,040

A12

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
USAA Capital Corp.,
Sr. Unsec’d. Notes, 144A
1.500%	05/01/23	150	$ 153,866
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30(a)	2,000	2,140,379
3.150%	12/14/25	760	850,261
4.300%	12/14/45	2,710	3,595,436
			23,644,745
Electric — 1.0%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	1,017	1,179,251
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,320	1,431,666
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/30	400	460,692
3.950%	04/01/50(a)	310	374,906
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	1,216	1,841,097
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	50	51,629
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26	580	575,595
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	2,880	3,156,081
4.250%	03/15/23(a)	3,540	3,760,453
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47(a)	1,100	1,320,227
7.375%	11/15/31	10,860	15,208,402
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	1,050	1,078,428
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	978	1,567,555
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	2,170	2,171,628
2.100%	08/01/27(a)	660	639,424
2.500%	02/01/31	840	795,721
3.300%	08/01/40	170	155,790
3.500%	08/01/50(a)	410	368,610
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	220	220,738
7.750%	03/01/31	4,405	6,463,273
			42,821,166
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25(a)	930	$ 958,997
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25(a)	710	718,259
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,420	1,511,390
Waste Management, Inc.,
Gtd. Notes
3.500%	05/15/24	290	316,558
4.150%	07/15/49(a)	1,180	1,490,060
4.600%	03/01/21	440	443,103
			4,479,370
Foods — 0.4%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	3,710	3,912,146
Hershey Co. (The),
Sr. Unsec’d. Notes
0.900%	06/01/25	400	403,998
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	510	525,113
3.950%	07/15/25	526	571,159
4.375%	06/01/46	440	452,303
5.000%	07/15/35	270	310,427
5.000%	06/04/42	420	459,553
5.200%	07/15/45	990	1,089,752
6.750%	03/15/32	40	52,863
6.875%	01/26/39	100	134,904
Gtd. Notes, 144A
4.250%	03/01/31	320	350,676
4.625%	10/01/39	20	21,236
4.875%	10/01/49	710	746,912
5.500%	06/01/50	810	925,291
7.125%	08/01/39	20	26,971
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21(a)	800	804,677
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	1,130	1,178,606
4.875%	05/15/28	70	75,883
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	490	528,898
3.200%	04/01/30	810	925,273
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	750	773,130

A13

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25(a)	2,280	$ 2,342,134
2.125%	04/13/23	400	415,204
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
3.375%	10/21/20	70	70,091
			17,097,200
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)	550	551,063
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26(a)	1,138	1,322,175
4.750%	11/30/36	1,050	1,406,611
4.900%	11/30/46	1,730	2,442,756
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	1,226	1,382,964
			6,554,506
Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	470	494,548
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24(a)	470	515,525
3.650%	12/01/27	1,120	1,274,217
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	310	321,102
4.625%	12/15/29	320	344,905
4.750%	05/15/22	1,080	1,094,480
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	160	168,835
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	440	476,612
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	990	1,052,785
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	630	641,604
5.375%	02/01/25	330	361,277
5.375%	09/01/26(a)	1,440	1,590,498
5.625%	09/01/28	100	114,458
5.875%	02/01/29	410	480,071
Sr. Sec’d. Notes
4.500%	02/15/27	90	101,314
5.000%	03/15/24	230	257,695
5.250%	06/15/26	180	209,768
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.500%	06/15/47	3,504	$ 4,337,514
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	1,050	1,102,841
3.950%	03/15/27	860	983,920
4.500%	04/01/25	240	275,795
4.625%	12/01/42	570	710,984
4.800%	03/15/47	100	131,311
4.950%	10/01/44(a)	450	595,880
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,367	1,724,363
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56(a)	1,870	2,431,095
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	317	371,534
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	450	459,519
2.000%	05/15/30	440	459,676
2.375%	10/15/22	180	187,310
3.125%	05/15/60	150	160,122
3.500%	06/15/23	410	442,947
3.750%	07/15/25	780	889,962
3.875%	08/15/59	1,050	1,280,385
4.250%	06/15/48	310	393,740
4.450%	12/15/48	240	318,024
5.700%	10/15/40	1,500	2,179,244
			28,935,860
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24(a)	880	946,004
4.750%	05/30/25	160	174,964
4.750%	11/29/27	1,730	1,975,378
5.000%	06/15/27	60	67,702
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)	560	679,738
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	610	638,902
			4,482,688
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	710	733,178
Gtd. Notes, 144A
5.000%	10/01/29	100	103,937
			837,115

A14

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	956	$ 999,690
4.700%	04/01/26	450	479,163
			1,478,853
Insurance — 0.4%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87(a)	636	700,970
Sr. Unsec’d. Notes
2.500%	06/30/25	770	822,265
3.750%	07/10/25	900	1,008,171
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	1,670	2,171,320
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	570	570,910
3.350%	05/03/26	1,000	1,133,415
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25	580	585,804
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	3,610	4,471,706
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
0.950%	06/24/25	1,080	1,091,695
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	520	529,488
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	3,711	4,701,469
			17,787,213
Internet — 0.8%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	1,560	1,711,250
4.200%	12/06/47	1,664	2,104,750
Alphabet, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/25(a)	420	418,178
0.800%	08/15/27(a)	800	794,721
1.100%	08/15/30	930	919,703
2.050%	08/15/50(a)	1,500	1,398,218
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.800%	06/03/25(a)	1,710	1,728,504
1.200%	06/03/27	2,100	2,133,359
1.500%	06/03/30(a)	1,970	2,008,890
2.500%	06/03/50(a)	5,180	5,283,712
3.150%	08/22/27	540	613,625
3.875%	08/22/37	1,030	1,282,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
4.050%	08/22/47	1,280	$ 1,653,337
4.250%	08/22/57	300	407,788
4.950%	12/05/44	310	442,150
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	2,250	2,414,781
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	440	445,459
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	2,480	2,823,975
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28	4,132	4,542,275
			33,127,009
Iron/Steel — 0.2%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24(a)	1,890	1,978,055
4.550%	03/11/26(a)	1,200	1,287,264
6.125%	06/01/25(a)	1,930	2,225,139
7.250%	10/15/39	460	581,244
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	1,197	1,557,429
6.875%	11/10/39	844	1,115,166
			8,744,297
Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28(a)	1,190	1,055,249
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	360	369,233
Gtd. Notes, 144A
5.375%	05/01/25(a)	610	633,599
5.750%	05/01/28(a)	410	432,045
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	80	80,732
4.875%	04/01/27	1,840	1,892,332
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	190	189,343
3.200%	08/08/24	2,510	2,537,709
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	2,670	2,853,726
5.125%	08/08/25	870	950,168
5.400%	08/08/28	1,140	1,272,530
Sr. Unsec’d. Notes, 144A
3.800%	01/08/26	780	808,624

A15

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,120	$ 1,087,660
			13,107,701
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30(a)	240	274,450
3.750%	04/15/50	1,330	1,655,282
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	760	799,058
2.293%	04/05/27(a)	790	840,144
2.565%	02/15/30(a)	2,320	2,491,089
			6,060,023
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	120	125,987
4.500%	05/01/32	1,140	1,189,470
5.000%	02/01/28	480	504,346
5.125%	05/01/27	2,510	2,640,763
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	1,250	1,418,487
4.800%	03/01/50	360	411,789
4.908%	07/23/25	4,580	5,287,142
5.050%	03/30/29	3,500	4,188,973
5.375%	04/01/38	1,490	1,798,233
5.750%	04/01/48	60	74,477
6.484%	10/23/45	500	668,990
6.834%	10/23/55	310	431,814
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	80	95,259
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	80	88,122
3.150%	03/01/26	630	701,199
3.250%	11/01/39	120	133,334
3.300%	04/01/27(a)	1,240	1,402,007
3.375%	08/15/25	450	501,838
3.400%	04/01/30	700	806,731
3.400%	07/15/46	110	121,633
3.450%	02/01/50	1,900	2,140,097
3.750%	04/01/40	150	176,137
3.950%	10/15/25	6,590	7,557,180
3.969%	11/01/47	3,250	3,889,481
3.999%	11/01/49	377	456,609
4.000%	03/01/48	180	217,191
4.150%	10/15/28	1,060	1,275,322
4.200%	08/15/34	190	236,491
4.250%	10/15/30	500	613,815
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.250%	01/15/33(a)	530	$ 658,858
4.700%	10/15/48	230	305,181
5.650%	06/15/35	160	227,145
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	2,435	2,509,617
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	2,150	2,866,676
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	1,905	1,912,317
6.550%	05/01/37	332	440,948
7.300%	07/01/38	4,520	6,386,315
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	1,400	2,138,581
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24	570	619,682
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	400	416,136
Walt Disney Co. (The),
Gtd. Notes
4.500%	02/15/21	490	497,564
6.650%	11/15/37	130	195,703
			58,327,640
Mining — 0.9%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	630	676,479
3.750%	04/10/22	2,130	2,229,599
4.000%	09/11/27	4,476	4,941,305
4.750%	04/10/27	1,070	1,230,141
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	200	274,149
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,640	2,304,383
5.750%	05/01/43	260	378,283
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	175	180,621
5.000%	09/30/43	1,000	1,401,717
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,599
4.550%	11/14/24	40	42,709
4.625%	08/01/30(a)	570	599,329
5.400%	11/14/34	110	121,642
5.450%	03/15/43(a)	2,046	2,269,730

A16

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	3,697	$ 4,317,972
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27	4,950	5,400,649
4.125%	05/30/23	50	53,568
4.125%	03/12/24	2,410	2,607,115
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	5,100	6,422,322
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	110	123,221
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	1,450	1,571,642
			37,167,175
Miscellaneous Manufacturing — 0.4%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29(a)	1,360	1,471,075
3.050%	04/15/30	220	251,239
3.700%	04/15/50	1,620	1,953,155
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	510	626,634
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	260	274,765
3.625%	05/01/30(a)	520	538,429
4.250%	05/01/40	550	558,262
4.350%	05/01/50	550	559,662
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37(a)	4,245	5,059,137
6.875%	01/10/39(a)	4,177	5,332,922
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38(a)	1,010	1,177,094
6.750%	03/15/32	440	549,984
			18,352,358
Oil & Gas — 3.5%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22(a)	1,041	1,032,186
4.250%	01/15/44(a)	3,370	2,861,878
4.375%	10/15/28(a)	1,240	1,133,604
4.750%	04/15/43(a)	425	377,212
5.100%	09/01/40	1,700	1,523,378
6.000%	01/15/37(a)	578	552,168
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	110	116,264
3.000%	02/24/50	3,900	3,730,278
3.119%	05/04/26	1,030	1,137,298
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.216%	11/28/23(a)	2,330	$ 2,504,444
3.410%	02/11/26(a)	2,160	2,410,084
3.633%	04/06/30(a)	790	906,878
3.790%	02/06/24	250	274,060
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25	3,320	3,698,807
3.535%	11/04/24	300	331,539
3.561%	11/01/21	170	175,748
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25(a)	1,520	1,574,603
1.995%	05/11/27	530	560,919
3.078%	05/11/50(a)	1,670	1,785,639
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)	4,760	4,793,411
4.375%	03/15/29	910	940,854
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25(a)	3,300	3,628,915
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	560	604,693
4.300%	08/15/28	4,470	4,931,224
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	570	528,001
4.375%	01/15/28(a)	2,620	2,262,251
4.500%	04/15/23(a)	610	581,201
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	90	83,225
5.000%	06/15/45	5,490	5,221,112
5.600%	07/15/41	1,040	1,050,473
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	890	856,994
5.375%	05/31/25	960	996,433
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45(a)	3,780	4,138,518
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,280	1,434,594
4.150%	01/15/26(a)	1,210	1,387,136
4.375%	04/15/30	300	354,418
4.950%	04/15/50	390	475,781
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22	1,440	1,407,840
3.900%	10/01/27	60	54,699
7.875%	02/01/25	120	133,004
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	210	215,955

A17

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
2.992%	03/19/25(a)	3,320	$ 3,635,704
3.043%	03/01/26(a)	1,900	2,097,142
3.452%	04/15/51	2,000	2,196,159
3.482%	03/19/30(a)	1,210	1,394,694
4.114%	03/01/46	3,170	3,756,042
4.327%	03/19/50	150	187,233
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	304,337
6.375%	10/24/48	1,240	1,583,898
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28(a)	2,000	2,269,432
4.950%	08/15/47(a)	460	602,558
5.250%	11/15/43	990	1,298,686
6.000%	03/01/41	310	435,323
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22(a)	2,010	1,876,627
2.900%	08/15/24(a)	2,970	2,520,477
3.000%	02/15/27(a)	1,030	809,229
3.125%	02/15/22(a)	440	416,652
3.400%	04/15/26(a)	1,610	1,287,481
4.100%	02/15/47	3,330	2,251,088
4.200%	03/15/48	1,220	838,020
4.400%	04/15/46	760	541,684
4.500%	07/15/44	140	100,549
4.625%	06/15/45(a)	1,920	1,387,458
5.550%	03/15/26(a)	1,280	1,156,623
6.450%	09/15/36	1,590	1,351,446
6.600%	03/15/46(a)	1,780	1,535,385
6.625%	09/01/30(a)	2,650	2,442,995
7.500%	05/01/31	450	432,474
7.875%	09/15/31	4,163	4,058,377
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.375%	01/15/25	170	169,674
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	10,629	11,626,876
6.900%	03/19/49	2,260	2,513,124
7.250%	03/17/44(a)	3,950	4,505,136
7.375%	01/17/27	1,060	1,255,838
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	2,424	2,152,568
5.500%	06/27/44	1,270	920,569
6.375%	01/23/45	2,400	1,806,007
6.625%	06/15/35	310	253,869
Gtd. Notes, MTN
6.875%	08/04/26	1,900	1,827,132
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	490	441,929
5.000%	03/15/23(a)	927	880,766
5.875%	07/01/22	38	37,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30(a)	520	$ 568,380
2.875%	05/10/26	1,730	1,913,923
3.250%	04/06/50(a)	2,540	2,691,366
4.375%	05/11/45	2,010	2,456,734
4.550%	08/12/43	1,010	1,257,508
6.375%	12/15/38	1,363	2,031,661
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,880	2,076,457
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27(a)	440	447,119
5.875%	06/15/28	240	250,686
			147,620,259
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27	1,564	1,661,445
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	42	45,493
7.450%	09/15/39	2,413	3,103,271
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	1,318	1,415,378
			6,225,587
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	650	674,861
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27	430	437,794
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23(a)	610	617,637
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23	370	395,331
			2,125,623
Pharmaceuticals — 3.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,500	1,662,133
3.750%	11/14/23	260	283,469
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	6,390	6,610,372
2.600%	11/21/24	1,420	1,504,999
2.950%	11/21/26	1,340	1,459,227
3.200%	11/21/29(a)	7,010	7,712,843
3.450%	03/15/22	1,160	1,202,228

A18

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.800%	03/15/25	1,980	$ 2,192,704
4.250%	11/21/49	3,150	3,722,105
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	520	571,865
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	2,470	2,400,415
5.250%	01/30/30(a)	10,880	10,695,163
6.250%	02/15/29	1,950	2,007,215
7.250%	05/30/29	1,170	1,261,430
9.000%	12/15/25	680	741,074
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	50	51,285
7.000%	03/15/24	290	300,037
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28	1,222	1,576,789
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	2,900	3,136,176
3.734%	12/15/24	776	857,269
4.685%	12/15/44	509	624,108
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,350	1,373,463
2.600%	05/16/22(a)	620	643,162
2.900%	07/26/24	1,110	1,202,421
3.400%	07/26/29	3,430	3,981,512
3.550%	08/15/22	920	974,176
3.875%	08/15/25	1,650	1,882,432
5.000%	08/15/45	3,520	4,919,640
5.250%	08/15/43	130	185,715
Cigna Corp.,
Gtd. Notes
3.400%	09/17/21	1,160	1,193,588
3.750%	07/15/23	2,780	3,007,712
4.125%	11/15/25	890	1,019,415
4.375%	10/15/28	1,240	1,470,242
4.800%	08/15/38	3,000	3,721,284
4.900%	12/15/48	2,000	2,596,129
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	2,440	2,544,316
3.250%	08/15/29	3,000	3,302,329
3.350%	03/09/21	558	565,266
3.625%	04/01/27	370	415,622
3.700%	03/09/23	2,014	2,157,651
3.750%	04/01/30(a)	920	1,051,277
3.875%	07/20/25	876	987,315
4.100%	03/25/25	1,098	1,240,166
4.125%	04/01/40(a)	380	435,814
4.250%	04/01/50	2,120	2,484,042
4.300%	03/25/28	3,261	3,822,127
5.050%	03/25/48	2,210	2,811,550
5.125%	07/20/45	820	1,034,672
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	603	$ 686,238
6.943%	01/10/30	554	654,951
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	120	124,707
Johnson & Johnson,
Sr. Unsec’d. Notes
0.550%	09/01/25(a)	1,150	1,150,394
0.950%	09/01/27	2,290	2,291,853
3.625%	03/03/37	1,000	1,217,151
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26	1,640	1,644,022
1.450%	06/24/30(a)	970	983,706
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.800%	05/28/25	1,950	1,962,026
1.700%	05/28/30(a)	1,260	1,298,332
2.625%	04/01/30	1,080	1,199,626
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22(a)	500	485,679
Gtd. Notes, Series 2
3.650%	11/10/21	540	537,739
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21(a)	770	766,555
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	3,460	3,428,944
2.800%	07/21/23(a)	2,550	2,437,180
3.150%	10/01/26	980	864,709
4.100%	10/01/46(a)	4,070	3,381,783
7.125%	01/31/25	2,050	2,153,847
			128,865,386
Pipelines — 1.7%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,000	1,225,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	740	726,528
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	580	637,646
3.302%	01/15/35	4,090	4,616,003
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28(a)	990	1,017,036
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	380	361,776

A19

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	820	$ 823,523
3.750%	05/15/30	4,520	4,380,655
4.950%	06/15/28	580	614,015
5.250%	04/15/29	390	419,420
6.250%	04/15/49	270	278,423
7.500%	07/01/38	395	450,320
Jr. Sub. Notes, Series F
6.750%(ff)	—(rr)	1,230	947,752
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	70	74,348
5.875%	03/01/22	750	784,189
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	1,660	1,762,642
3.700%	01/31/51(a)	2,890	2,848,014
3.950%	01/31/60	740	733,905
4.150%	10/16/28	4,660	5,442,034
4.200%	01/31/50	800	847,549
4.800%	02/01/49	210	240,171
4.850%	03/15/44	310	349,967
7.550%	04/15/38	310	433,368
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25(a)	560	630,101
4.300%	03/01/28(a)	690	788,075
5.550%	06/01/45	440	522,161
Gtd. Notes, GMTN
7.750%	01/15/32	2,663	3,706,001
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,090	2,129,288
4.700%	04/15/48	250	252,710
4.800%	02/15/29(a)	1,590	1,813,158
4.875%	12/01/24(a)	1,450	1,624,100
4.875%	06/01/25	1,520	1,720,054
5.500%	02/15/49(a)	1,590	1,781,581
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	530	408,092
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32(a)	2,150	3,038,105
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	140	131,052
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	460	456,295
5.375%	02/01/27	160	160,340
5.875%	04/15/26(a)	220	225,768
6.500%	07/15/27	420	439,186
6.875%	01/15/29(a)	1,030	1,104,225
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, 144A
4.875%	02/01/31(a)	850	$ 824,076
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30(a)	3,620	3,746,438
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	2,670	3,457,204
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.116%(c)	01/13/23	470	436,897
Sr. Unsec’d. Notes
4.100%	02/01/25	1,320	1,256,205
4.500%	03/01/28(a)	320	303,806
5.050%	02/01/30(a)	4,720	4,599,886
5.500%	08/15/48	130	107,126
6.250%	02/01/50	800	742,328
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	370	390,929
3.750%	06/15/27	170	186,456
4.850%	03/01/48(a)	490	548,870
7.750%	06/15/31	1,320	1,728,991
7.875%	09/01/21	733	781,294
8.750%	03/15/32	210	299,568
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	1,711	2,256,557
			72,611,207
Real Estate Investment Trusts (REITs) — 0.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	30	32,607
5.375%	04/15/26	260	288,227
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	711	792,551
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	2,750	2,889,472
			4,002,857
Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	2,250	2,291,315
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	2,200	2,249,375
1.600%	04/20/30	1,280	1,303,855
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	140	148,485
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27(a)	1,630	1,774,046

A20

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
2.700%	04/15/30	740	$ 822,569
3.300%	04/15/40(a)	850	964,234
3.350%	04/15/50	2,470	2,845,217
3.900%	12/06/28	150	179,549
3.900%	06/15/47	140	171,184
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30	1,990	2,465,380
5.000%	04/15/40(a)	430	565,571
5.125%	04/15/50	1,610	2,216,732
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	200	206,084
3.300%	07/01/25(a)	840	936,183
3.375%	05/26/25	610	678,829
3.500%	03/01/27	2,020	2,290,545
3.500%	07/01/27	340	387,331
3.600%	07/01/30(a)	690	803,587
3.625%	09/01/49	150	167,616
3.700%	01/30/26	1,110	1,264,885
3.800%	04/01/28	680	792,429
4.200%	04/01/50	1,270	1,547,908
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	1,410	1,508,011
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25(a)	820	914,236
3.750%	04/15/27	270	310,322
Walmart, Inc.,
Sr. Unsec’d. Notes
3.400%	06/26/23	440	475,175
3.550%	06/26/25(a)	420	474,256
3.700%	06/26/28	1,040	1,227,185
			31,982,094
Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes
2.250%	11/15/23(a)	2,050	2,130,718
3.150%	11/15/25	2,480	2,674,515
4.700%	04/15/25	3,850	4,372,175
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	750	852,107
4.600%	03/25/40	210	278,571
4.750%	03/25/50(a)	5,060	6,945,342
4.950%	03/25/60	950	1,381,906
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	1,210	1,257,086
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30(a)	540	608,256
3.500%	04/01/40(a)	1,020	1,191,884
3.500%	04/01/50(a)	4,410	5,141,572
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.700%	04/01/60(a)	750	$ 892,908
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25	800	846,362
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	800	824,265
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
0.750%	09/28/25	1,110	1,099,824
1.000%	09/28/27	1,470	1,443,766
			31,941,257
Software — 0.4%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	7,380	8,040,257
2.525%	06/01/50	130	135,609
2.675%	06/01/60	104	109,212
2.700%	02/12/25	800	869,916
2.875%	02/06/24(a)	3,240	3,483,755
3.300%	02/06/27(a)	670	766,423
3.450%	08/08/36	130	157,388
3.950%	08/08/56	496	651,352
4.100%	02/06/37	220	285,425
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23	1,490	1,596,809
			16,096,146
Telecommunications — 1.7%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	5,170	5,422,247
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	3,870	3,871,990
2.300%	06/01/27	2,250	2,360,861
3.100%	02/01/43	4,280	4,153,335
4.350%	06/15/45	437	490,965
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	1,444	1,395,486
3.550%	09/15/55	2,444	2,346,457
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	470	688,119
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	880	1,033,845
7.875%	09/15/23	590	676,647
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	530	575,509
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	2,000	2,294,845

A21

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.213%	03/08/47	170	$ 201,419
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23	40	40,097
6.000%	04/15/24	30	30,602
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	370	378,593
2.550%	02/15/31	1,130	1,167,856
3.500%	04/15/25	5,380	5,902,280
3.750%	04/15/27	250	279,835
3.875%	04/15/30	6,260	7,142,940
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	730	797,585
3.376%	02/15/25(a)	2,351	2,619,628
3.500%	11/01/24	240	265,133
3.850%	11/01/42	550	651,730
3.875%	02/08/29(a)	360	426,074
4.000%	03/22/50	2,380	2,922,817
4.125%	03/16/27(a)	2,490	2,940,524
4.125%	08/15/46	650	804,771
4.329%	09/21/28(a)	944	1,145,640
4.400%	11/01/34	340	424,373
4.500%	08/10/33	5,100	6,444,305
4.522%	09/15/48	570	746,708
4.862%	08/21/46	1,391	1,892,781
5.250%	03/16/37	2,590	3,586,761
5.500%	03/16/47	200	301,041
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	3,095	3,667,903
			70,091,702
Transportation — 0.2%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	1,200	1,280,810
2.400%	02/05/30(a)	1,690	1,813,246
3.750%	07/15/25	1,050	1,194,790
3.750%	02/05/70	1,700	1,918,314
3.950%	09/10/28	250	295,528
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	710	711,605
			7,214,293
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.750%	11/15/23	390	393,576

Total Corporate Bonds (cost $1,402,220,246)			1,510,228,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bond — 0.0%
Missouri
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A
3.229%	05/15/50	1,000	$ 1,131,910
(cost $1,000,000)
Residential Mortgage-Backed Securities — 7.5%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
3.349%(cc)	09/25/35	187	151,049
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.640% (Cap 11.000%, Floor 0.640%)
0.788%(c)	07/25/35	2,310	2,283,194
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.165%)
0.313%(c)	09/29/36	2,213	2,197,850
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
3.030%(cc)	09/25/33	80	77,386
Series 2005-H, Class 2A1
2.987%(cc)	09/25/35	54	50,588
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.600%)
1.048%(c)	11/25/34	9,068	9,081,626
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100% (Cap 8.500%, Floor 0.600%)
1.248%(c)	10/25/33	126	124,178
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
3.177%(cc)	11/20/34	60	59,958
Credit Suisse Commercial Mortgage Trust,
Series 2019-RIO, Class A
4.764%	12/15/21	16,150	14,891,566
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 3A1, 144A
0.595%(cc)	04/27/36	1,292	1,290,445
Series 2015-02R, Class 7A1, 144A
3.065%(cc)	08/27/36	1,607	1,613,791
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	17,464	18,130,788
Series 2020-RPL4, Class A1, 144A
2.000%	01/25/60	4,170	4,303,775
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
6.679%(cc)	04/15/36	25,601	5,306,038
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.398%(c)	10/25/23	4,866	4,740,287
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.548%(c)	01/25/24	9,465	8,846,257

A22

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.748%(c)	05/25/24	8,703	$ 7,617,223
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.398%(c)	07/25/30	3,926	3,874,221
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	1,094	59,494
Series 409, Class C02, IO
3.000%	04/25/27	1,264	68,986
Series 409, Class C13, IO
3.500%	11/25/41	1,172	103,755
Series 409, Class C22, IO
4.500%	11/25/39	1,059	159,445
Fannie Mae REMICS,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
0.498%(c)	05/25/34	296	296,934
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.332%(c)	04/25/40	847	189,136
Series 2010-123, Class PM
4.000%	07/25/40	4,816	5,139,969
Series 2010-150, Class SK, IO, 1 Month LIBOR x (1) + 6.530% (Cap 6.530%, Floor 0.000%)
6.382%(c)	01/25/41	824	214,144
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.552%(c)	10/25/26	740	88,793
Series 2012-028, Class B
6.500%	06/25/39	82	90,301
Series 2012-046, Class BA
6.000%	05/25/42	716	843,766
Series 2012-051, Class B
7.000%	05/25/42	283	349,637
Series 2012-070, Class YS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.502%(c)	02/25/41	70	5,350
Series 2012-074, Class OA, PO
0.312%(s)	03/25/42	77	73,291
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.502%(c)	03/25/42	884	167,553
Series 2012-075, Class AO, PO
0.312%(s)	03/25/42	115	109,848
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.452%(c)	07/25/42	59	13,113
Series 2012-118, Class CI, IO
3.500%	12/25/39	896	26,298
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	12/25/42	451	84,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	12/25/42	553	$ 106,114
Series 2013-009, Class BC
6.500%	07/25/42	960	1,169,652
Series 2013-009, Class CB
5.500%	04/25/42	2,479	2,868,753
Series 2013-009, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	03/25/42	3,729	679,617
Series 2013-026, Class HI, IO
3.000%	04/25/32	1,260	44,679
Series 2013-073, Class IA, IO
3.000%	09/25/32	6,213	457,033
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	09/25/41	2,898	464,792
Series 2015-055, Class IO, IO
2.572%(cc)	08/25/55	1,305	61,598
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.002%(c)	08/25/45	613	155,620
Series 2020-047, Class GZ
2.000%	07/25/50	1,307	1,311,134
Series 2020-056, Class DI, IO
2.500%	08/25/50	2,388	324,713
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.398%(c)	07/25/29	16,163	16,552,430
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.998%(c)	02/25/50	12,380	12,052,386
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.898%(c)	08/25/50	8,400	8,501,308
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	3,590	3,642,429
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	1,355	1,618,507
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	2,691	3,074,921
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
6.138%(c)	11/15/36	306	72,242
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
5.878%(c)	09/15/37	839	188,881
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
6.078%(c)	01/15/40	143	34,526

A23

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3639, Class EY
5.000%	02/15/30	987	$ 1,094,997
Series 3768, Class MB
4.000%	12/15/39	4,083	4,260,768
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.798%(c)	10/15/41	2,717	482,914
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.898%(c)	08/15/39	740	157,992
Series 4119, Class IN, IO
3.500%	10/15/32	858	87,861
Series 4146, Class DI, IO
3.000%	12/15/31	3,477	223,760
Series 4174, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.048%(c)	05/15/39	486	23,702
Series 4194, Class BI, IO
3.500%	04/15/43	1,010	99,714
Series 4210, Class Z
3.000%	05/15/43	3,050	3,054,313
Series 4239, Class IO, IO
3.500%	06/15/27	3,452	219,138
Series 4415, Class IO, IO
2.865%(cc)	04/15/41	959	60,960
Series 4813, Class CJ
3.000%	08/15/48	1,603	1,671,326
Series 5010, Class IK, IO
2.500%	09/25/50	1,497	189,071
Series 5010, Class JI, IO
2.500%	09/25/50	3,290	438,142
Series 5013, Class IN, IO
2.500%	09/25/50	1,397	192,460
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	562	37,942
Government National Mortgage Assoc.,
Series 2010-031, Class GS, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
6.344%(c)	03/20/39	8	24
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.324%(c)	04/20/40	116	24,142
Series 2010-076, Class CS, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.394%(c)	06/20/40	2,178	564,122
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.494%(c)	01/20/40	131	11,342
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
1.170%(c)	06/20/60	4,956	5,034,527
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
0.505%(c)	08/20/58	467	466,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.894%(c)	03/20/42	1,664	$ 427,560
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.448%(c)	04/16/42	830	235,615
Series 2012-066, Class CI, IO
3.500%	02/20/38	716	21,896
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.948%(c)	08/16/42	778	168,343
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.048%(c)	10/16/42	1,235	289,522
Series 2013-069, Class AI, IO
3.500%	05/20/43	1,019	136,499
Series 2014-005, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.998%(c)	06/16/43	1,038	131,650
Series 2018-037, Class QA
2.750%	03/20/48	1,014	1,069,514
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.455%(c)	02/20/68	939	935,683
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.455%(c)	05/20/68	1,565	1,559,804
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.455%(c)	05/20/68	726	723,688
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.455%(c)	07/20/68	1,111	1,106,786
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
2.224%(c)	10/20/68	6,367	6,346,710
Series 2019-090, Class AB
3.000%	07/20/49	3,869	4,033,621
Series 2019-123, Class A
3.000%	10/20/49	1,579	1,668,796
Series 2020-047, Class MI, IO
3.500%	04/20/50	2,250	376,791
Series 2020-047, Class NI, IO
3.500%	04/20/50	782	135,212
Series 2020-123, Class IL, IO
2.500%	08/20/50	998	136,224
Series 2020-123, Class NI, IO
2.500%	08/20/50	3,094	426,633
Series 2020-H09, Class NF, 1 Month LIBOR + 1.250% (Cap 11.000%, Floor 1.250%)
1.406%(c)	04/20/70	2,368	2,439,180
Series 2020-H12, Class F, 1 Month LIBOR + 0.500% (Cap 7.500%, Floor 0.500%)
0.656%(c)	07/20/70	1,294	1,297,947

A24

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-H13, Class FA, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.606%(c)	07/20/70	14,705	$ 14,705,369
Series 2020-H13, Class FC, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.606%(c)	07/20/70	16,800	16,800,505
Series 2020-H13, Class FM, 1 Month LIBOR + 0.400% (Cap 11.000%, Floor 0.400%)
0.556%(c)	08/20/70	8,251	8,246,160
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.348%(c)	10/25/45	143	125,780
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
0.378%(c)	04/25/36	65	72,041
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	137	143,623
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.380%)
0.916%(c)	01/19/35	101	92,928
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.348%(c)	10/25/36	658	612,038
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
2.990%(cc)	08/25/35	303	299,126
Series 2005-S03, Class 1A1
6.500%	01/25/36	1,631	1,322,160
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	10,154	10,415,303
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	5,326	5,360,456
MASTR Alternative Loan Trust,
Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
0.598%(c)	09/25/34	192	189,963
Merrill Lynch Mortgage Investors Trust,
Series 2006-01, Class 2A1
2.808%(cc)	02/25/36	139	141,666
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	8,030	8,444,681
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
3.249%(cc)	07/25/34	163	160,948
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
0.848%(c)	12/25/35	819	608,850
NAAC Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	1,447	1,449,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	7,680	$ 8,310,825
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 0.570%)
1.218%(c)	02/25/35	3,324	3,386,710
Series 2006-AF01, Class 2A
3.912%(cc)	06/25/36	676	577,782
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.896%(c)	05/27/23	11,572	10,871,441
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32	79	62,877
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.598%(c)	01/25/37	533	186,229
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37	1,720	991,685
SACO I Trust,
Series 2007-VA01, Class A, 144A
8.921%(cc)	06/25/21	90	82,815
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56	8,495	8,521,740
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56	12,160	11,900,633
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	8,140	7,965,839
Sequoia Mortgage Trust,
Series 2012-04, Class A3
2.069%(cc)	09/25/42	396	399,017
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.448%(c)	09/25/34	253	237,093
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
3.007%(cc)	08/20/35	32	31,449
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
2.790%(cc)	09/25/33	101	98,744
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490% (Cap 10.500%, Floor 0.490%)
0.638%(c)	10/25/45	1,855	1,776,558
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
4.019%(cc)	04/25/36	28	26,721

Total Residential Mortgage-Backed Securities (cost $309,248,709)			312,788,815

A25

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 7.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		3,560	$ 3,684,932
3.125%	09/30/49		11,090	11,889,874
Argentine Bonos del Tesoro (Argentina),
Unsec’d. Notes
18.200%	10/03/21	ARS	64,940	363,160
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		1,935	804,617
0.125%(cc)	07/09/35		9,453	3,546,871
0.125%(cc)	07/09/41		9,380	3,730,804
1.000%	07/09/29		680	309,896
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		800	717,329
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27		865	950,585
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/21	BRL	69,334	12,581,818
10.000%	01/01/23	BRL	38,299	7,580,263
10.000%	01/01/27	BRL	12,694	2,572,151
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		670	691,095
4.625%	01/13/28(a)		2,340	2,534,317
5.000%	01/27/45		5,190	5,217,884
5.625%	01/07/41(a)		3,850	4,164,312
5.625%	02/21/47(a)		8,990	9,766,151
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	12,500	1,896,472
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		2,540	3,158,772
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		410	448,537
4.350%	01/11/48		4,480	5,171,437
4.875%	05/05/21		1,067	1,093,668
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		2,720	3,532,846
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22		270	281,148
4.750%	07/18/47		400	488,702
5.125%	01/15/45		3,720	4,688,951
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		4,030	4,196,396
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		1,150	1,270,419
3.875%	07/03/50		1,130	1,359,225
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		1,050	1,070,379
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		1,070	$ 1,059,332
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		3,650	4,107,730
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	1,115,540	55,708,566
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	144,520	7,329,720
7.750%	11/13/42	MXN	329,844	16,137,633
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	230,730	12,327,617
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48(a)		1,620	1,728,089
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		1,070	1,239,256
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		1,280	1,220,486
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		1,140	1,087,387
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		1,270	1,589,452
Sr. Unsub. Notes
2.252%	09/29/32		2,600	2,639,374
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		2,540	2,748,693
5.625%	11/18/50(a)		1,880	3,003,061
6.550%	03/14/37		150	226,477
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		1,520	593,592
7.875%	06/15/27		1,310	510,245
9.125%	03/16/24		160	62,236
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		4,860	5,687,175
4.400%	04/16/50		390	503,442
4.817%	03/14/49		3,050	4,110,711
5.103%	04/23/48		525	731,506
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		4,930	5,490,469
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	458,000	6,654,847
Bonds, Series 6211
7.000%	01/25/23	RUB	170,630	2,306,658
Bonds, Series 6212
7.050%	01/19/28	RUB	593,212	8,153,107
Bonds, Series 6215
7.000%	08/16/23	RUB	465,330	6,319,158

A26

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 6219
7.750%	09/16/26	RUB	79,640	$ 1,134,098
Bonds, Series 6224
6.900%	05/23/29	RUB	782,770	10,642,398
Bonds, Series 6225
7.250%	05/10/34	RUB	43,690	606,136
Bonds, Series 6228
7.650%	04/10/30	RUB	731,870	10,418,446
Bonds, Series 6230
7.700%	03/16/39	RUB	1,050,790	15,389,672
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		970	1,292,263

Total Sovereign Bonds (cost $315,418,091)				292,522,043
U.S. Government Agency Obligations — 19.4%
Federal Home Loan Mortgage Corp.
3.000%	09/01/32		1,085	1,138,614
3.000%	10/01/32		656	688,275
3.000%	02/01/38		241	252,867
3.000%	04/01/38		177	185,869
3.000%	01/01/47		984	1,035,723
3.000%	01/01/47		1,537	1,658,861
3.000%	01/01/47		2,507	2,688,564
3.000%	09/01/48		154	166,196
3.000%	09/01/49		4,402	4,711,495
3.000%	01/01/50		282	299,388
3.000%	03/01/50		192	201,855
3.000%	03/01/50		381	403,359
3.000%	07/01/50		6,013	6,383,633
3.000%	08/01/50		9,551	10,067,067
3.000%	09/01/50		5,240	5,526,329
3.000%	09/01/50		55,928	59,373,340
3.500%	10/01/42		1,842	1,999,959
3.500%	11/01/42		33	36,015
3.500%	03/01/43		1,936	2,103,914
3.500%	02/01/44		758	823,820
3.500%	06/01/46		55	60,478
3.500%	03/01/47		457	483,609
3.500%	07/01/47		498	537,395
3.500%	12/01/47		814	890,028
3.500%	04/01/50		1,351	1,459,277
3.500%	05/01/50		2,036	2,205,228
4.000%	03/01/42		1,257	1,389,215
4.000%	10/01/42		2,546	2,790,774
4.000%	04/01/43		1,144	1,254,449
4.000%	05/01/43		83	94,967
4.000%	06/01/43		66	72,535
4.000%	06/01/43		78	88,453
4.000%	06/01/43		81	91,201
4.000%	06/01/43		100	114,739
4.000%	06/01/43		103	114,383
4.000%	07/01/43		420	475,697
4.000%	07/01/43		463	529,507
4.000%	08/01/43		593	650,797
4.000%	03/01/44		1,096	1,207,184
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/44	355	$ 390,631
4.000%	02/01/45	518	560,903
4.000%	05/01/45	204	224,281
4.000%	01/01/46	1,053	1,145,120
4.000%	03/01/46	952	1,034,710
4.000%	05/01/46	1,154	1,251,796
4.000%	07/01/46	1,045	1,129,914
4.000%	06/01/47	14,869	15,952,653
4.000%	07/01/47	581	631,289
4.000%	12/01/47	3,400	3,637,961
4.000%	06/01/48	3,805	4,076,063
4.000%	04/01/49	5,079	5,516,316
4.500%	09/01/23	60	65,273
4.500%	08/01/24	55	58,982
4.500%	12/01/43	1,612	1,799,987
4.500%	03/01/44	1,487	1,660,386
4.500%	04/01/44	94	101,417
4.500%	04/01/44	375	409,391
4.500%	04/01/44	581	648,658
4.500%	04/01/44	607	688,418
4.500%	04/01/44	608	678,330
4.500%	04/01/44	646	724,616
4.500%	04/01/44	932	1,083,798
4.500%	04/01/44	971	1,112,013
4.500%	04/01/44	3,395	3,889,018
4.500%	07/01/45	683	767,701
4.500%	09/01/46	373	409,232
4.500%	02/01/47	91	99,961
4.500%	03/01/47	87	94,742
4.500%	05/01/47	49	52,963
4.500%	04/01/48	1,442	1,588,989
4.500%	04/01/49	964	1,063,176
4.500%	07/01/49	1,495	1,636,431
4.500%	03/01/50	840	906,921
5.000%	05/01/23	106	112,233
5.000%	07/01/25	53	57,634
5.000%	06/01/26	427	450,333
5.000%	05/01/36	24	27,247
5.000%	03/01/38	316	363,153
5.000%	06/01/41	165	189,055
5.000%	05/01/48	433	475,930
5.000%	06/01/48	34	39,815
5.000%	10/01/48	262	286,951
5.000%	10/01/48	1,085	1,192,003
5.000%	11/01/48	1,129	1,238,788
5.000%	01/01/49	4,148	4,541,187
5.000%	03/01/50	3,941	4,314,359
5.500%	12/01/38	223	261,587
5.500%	12/01/38	547	633,452
6.500%	09/01/39	205	238,431
6.500%	09/01/39	555	634,315
7.000%	03/01/39	205	239,619
Federal National Mortgage Assoc.
1.500%	TBA	11,600	11,865,531
1.850%	04/01/32	500	527,828
1.950%	04/01/32	400	422,346
2.000%	TBA	52,900	54,966,406

A27

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	TBA	74,500	$ 77,014,375
2.240%	10/01/31	500	542,331
2.320%	02/01/32	500	541,585
2.500%	06/01/28	1,918	2,015,514
2.790%	08/01/29	4,700	5,300,054
3.000%	12/01/36	4,350	4,579,779
3.000%	12/01/37	242	254,249
3.000%	09/01/42	3,230	3,517,828
3.000%	12/01/42	40	42,691
3.000%	12/01/42	43	45,680
3.000%	01/01/43	24	25,776
3.000%	01/01/43	40	42,454
3.000%	01/01/43	84	89,800
3.000%	01/01/43	163	173,600
3.000%	01/01/43	207	220,373
3.000%	01/01/43	606	644,185
3.000%	01/01/43	782	830,752
3.000%	02/01/43	91	97,217
3.000%	07/01/46	3,629	3,890,587
3.000%	08/01/46	64	68,328
3.000%	09/01/46	60	64,347
3.000%	09/01/46	123	130,143
3.000%	10/01/46	64	68,540
3.000%	08/01/49	91	99,695
3.000%	08/01/49	540	587,407
3.000%	10/01/49	176	186,902
3.000%	01/01/50	512	545,166
3.000%	06/01/50	2,447	2,587,633
3.000%	06/01/50	3,662	3,879,844
3.000%	07/01/50	11,809	12,536,974
3.000%	08/01/50	997	1,057,691
3.000%	08/01/50	11,676	12,394,884
3.040%	06/01/29	1,000	1,147,199
3.160%	05/01/29	954	1,095,986
3.500%	09/01/42	969	1,052,584
3.500%	12/01/42	430	466,521
3.500%	01/01/43	4,712	5,117,315
3.500%	03/01/43	3,137	3,400,546
3.500%	04/01/43	2,288	2,524,036
3.500%	04/01/43	2,392	2,691,230
3.500%	06/01/43	2,516	2,831,540
3.500%	06/01/43	2,602	2,928,338
3.500%	07/01/43	3,525	3,966,577
3.500%	02/01/45	453	491,057
3.500%	04/01/45	921	981,740
3.500%	12/01/45	819	884,476
3.500%	01/01/46	792	864,195
3.500%	01/01/46	832	917,371
3.500%	12/01/46	4,118	4,428,020
3.500%	01/01/47	16	17,076
3.500%	09/01/47	1,892	2,006,690
3.500%	11/01/47	3,384	3,708,771
3.500%	01/01/48	1,687	1,789,299
3.500%	01/01/48	4,215	4,463,539
3.500%	04/01/48	4,695	5,075,125
3.500%	05/01/48	2,200	2,330,079
3.500%	08/01/49	695	744,706
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/01/50	11,127	$ 11,823,513
3.500%	04/01/50	11,727	12,467,665
3.500%	05/01/50	3,377	3,614,941
3.500%	08/01/50	32,600	35,233,507
3.500%	03/01/57	13,351	14,742,699
4.000%	10/01/40	1,999	2,201,253
4.000%	01/01/42	2,614	2,870,512
4.000%	04/01/42	149	164,732
4.000%	07/01/42	1,918	2,119,013
4.000%	10/01/42	1,109	1,215,257
4.000%	11/01/42	2,188	2,397,248
4.000%	12/01/42	125	137,733
4.000%	12/01/42	187	206,653
4.000%	12/01/42	897	990,978
4.000%	04/01/43	180	204,071
4.000%	06/01/43	38	42,313
4.000%	06/01/43	44	50,177
4.000%	06/01/43	74	84,290
4.000%	06/01/43	75	83,379
4.000%	06/01/43	91	103,008
4.000%	06/01/43	115	129,695
4.000%	06/01/43	127	142,909
4.000%	06/01/43	147	166,342
4.000%	06/01/43	184	204,634
4.000%	06/01/43	197	225,805
4.000%	06/01/43	209	237,088
4.000%	06/01/43	223	248,840
4.000%	06/01/43	392	444,070
4.000%	06/01/43	454	501,129
4.000%	07/01/43	52	58,232
4.000%	07/01/43	424	469,133
4.000%	07/01/43	601	680,416
4.000%	07/01/43	695	774,203
4.000%	01/01/45	1,246	1,388,226
4.000%	02/01/45	2,930	3,350,773
4.000%	04/01/47	13,072	14,190,578
4.000%	07/01/47	816	874,809
4.000%	08/01/47	5,165	5,523,457
4.000%	10/01/47	2,084	2,230,615
4.000%	01/01/48	178	190,039
4.000%	02/01/48	412	448,727
4.000%	05/01/49	1,858	2,003,919
4.000%	02/01/56	10,025	11,390,394
4.000%	06/01/57	1,133	1,272,738
4.500%	04/01/31	301	331,466
4.500%	05/01/31	961	1,059,557
4.500%	06/01/31	331	365,663
4.500%	11/01/31	418	460,762
4.500%	12/01/31	106	116,827
4.500%	12/01/31	465	512,844
4.500%	12/01/39	4	4,628
4.500%	09/01/41	413	465,292
4.500%	10/01/41	198	223,257
4.500%	10/01/41	225	247,108
4.500%	10/01/41	620	698,464
4.500%	09/01/42	56	62,482
4.500%	09/01/43	49	54,888

A28

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/01/43	79	$ 88,447
4.500%	09/01/43	655	730,441
4.500%	10/01/43	1	1,586
4.500%	10/01/43	11	12,075
4.500%	10/01/43	44	48,250
4.500%	10/01/43	114	128,493
4.500%	10/01/43	446	499,945
4.500%	10/01/43	555	619,219
4.500%	11/01/43	28	30,996
4.500%	11/01/43	179	200,525
4.500%	11/01/43	385	429,581
4.500%	12/01/43	6	7,102
4.500%	12/01/43	286	321,113
4.500%	12/01/43	474	528,847
4.500%	01/01/44	226	252,288
4.500%	01/01/44	315	351,354
4.500%	01/01/44	348	398,866
4.500%	01/01/44	353	403,900
4.500%	01/01/44	1,864	2,134,988
4.500%	02/01/44	24	25,762
4.500%	02/01/44	43	48,283
4.500%	02/01/44	156	172,002
4.500%	02/01/44	156	174,319
4.500%	02/01/44	610	699,127
4.500%	02/01/44	1,158	1,291,633
4.500%	03/01/44	95	104,752
4.500%	03/01/44	257	286,108
4.500%	04/01/44	14	15,136
4.500%	04/01/44	73	80,952
4.500%	04/01/44	266	297,718
4.500%	04/01/44	343	388,156
4.500%	04/01/44	566	648,347
4.500%	04/01/44	666	747,902
4.500%	04/01/44	897	1,042,245
4.500%	05/01/44	33	36,449
4.500%	05/01/44	85	92,341
4.500%	05/01/44	115	129,139
4.500%	05/01/44	733	807,663
4.500%	06/01/44	118	131,415
4.500%	08/01/44	27	29,801
4.500%	01/01/45	169	196,513
4.500%	04/01/48	3,307	3,579,191
4.500%	05/01/48	126	138,050
4.500%	05/01/48	4,934	5,366,138
4.500%	06/01/48	1,467	1,621,106
4.500%	07/01/48	1,812	2,003,966
4.500%	07/01/48	2,711	2,991,701
4.500%	08/01/48	1,137	1,229,979
4.500%	08/01/48	3,076	3,394,808
4.500%	09/01/48	62	68,080
4.500%	09/01/48	949	1,025,821
4.500%	10/01/48	448	493,681
4.500%	10/01/48	2,300	2,532,960
4.500%	11/01/48	1,535	1,701,889
4.500%	12/01/48	1,258	1,372,668
4.500%	01/01/49	1,009	1,107,311
4.500%	02/01/49	684	752,454
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/49	979	$ 1,068,540
4.500%	05/01/49	2,388	2,587,480
4.500%	07/01/49	1,259	1,375,819
4.500%	08/01/49	1,280	1,398,441
4.500%	09/01/49	7,918	8,783,449
4.500%	10/01/49	1,894	2,073,323
4.500%	11/01/49	82	89,994
4.500%	03/01/50	691	750,571
4.500%	03/01/50	1,412	1,568,010
4.500%	04/01/56	2,568	2,932,500
4.500%	09/01/57	3,717	4,241,778
5.000%	07/01/33	144	165,557
5.000%	09/01/33	167	190,971
5.000%	10/01/35	476	546,846
5.000%	08/01/38	2,338	2,687,242
5.000%	01/01/39	12	13,605
5.000%	12/01/39	12	13,825
5.000%	05/01/40	18	20,836
5.000%	05/01/40	32	35,902
5.000%	06/01/40	87	100,206
5.000%	07/01/40	25	28,747
5.000%	11/01/40	733	843,509
5.000%	01/01/41	93	106,059
5.000%	02/01/41	27	29,942
5.000%	04/01/41	118	135,240
5.000%	05/01/41	144	166,262
5.000%	05/01/41	194	222,506
5.000%	05/01/41	243	280,400
5.000%	05/01/41	320	365,797
5.000%	05/01/41	1,113	1,282,119
5.000%	06/01/41	149	170,868
5.000%	05/01/48	694	765,822
5.000%	08/01/48	498	545,561
5.000%	11/01/48	1,868	2,055,190
5.000%	11/01/48	2,450	2,686,677
5.000%	09/01/49	162	177,074
5.000%	09/01/49	7,388	8,256,508
5.000%	12/01/49	72	78,713
5.000%	12/01/49	240	263,000
5.000%	03/01/50	2,059	2,257,397
5.500%	11/01/28	24	26,795
5.500%	09/01/36	561	659,571
5.500%	03/01/37	11	12,698
5.500%	04/01/37	4	4,301
5.500%	05/01/37	262	303,961
5.500%	03/01/38	13	15,522
5.500%	06/01/38	224	249,029
5.500%	08/01/38	354	410,549
5.500%	05/01/40	23	26,524
5.500%	09/01/56	4,057	4,781,001
6.000%	04/01/33	98	115,632
6.000%	02/01/34	15	18,087
6.000%	11/01/35	174	206,479
6.000%	08/01/37	19	22,241
6.000%	08/01/37	364	431,197
6.000%	09/01/37	83	97,646
6.000%	07/01/41	989	1,198,758

A29

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	05/01/40	3,327	$ 3,855,196
7.000%	04/01/37	195	233,359
7.000%	02/01/39	442	513,377
7.000%	02/01/39	729	842,634
Government National Mortgage Assoc.
2.000%	TBA	12,100	12,568,875
2.500%	TBA	13,400	14,068,953
3.000%	TBA	9,000	9,423,281
3.000%	09/15/42	1,548	1,657,590
3.000%	10/15/42	1,810	1,890,808
3.000%	10/15/42	4,554	4,754,089
3.000%	11/15/42	3	2,743
3.000%	11/15/42	2,339	2,442,118
3.000%	03/20/45	1,551	1,634,028
3.000%	01/20/46	335	352,816
3.000%	11/20/46	1,168	1,236,501
3.000%	02/20/47	481	503,722
3.000%	04/20/47	160	169,194
3.500%	06/20/44	361	390,985
3.500%	03/20/45	311	332,265
3.500%	09/20/46	56	60,186
3.500%	09/20/46	1,282	1,371,249
3.500%	09/20/47	7,957	8,494,426
3.500%	06/15/48	930	982,803
3.500%	05/15/50	1,193	1,260,278
4.000%	04/20/39	10	10,745
4.000%	10/20/49	689	742,323
4.000%	11/20/49	4,270	4,620,880
4.000%	01/20/50	494	538,881
4.000%	02/20/50	487	528,638
4.500%	01/20/40	522	579,350
4.500%	05/20/40	655	727,068
4.500%	09/20/40	11	12,125
4.500%	01/20/41	113	127,408
4.500%	07/20/41	772	857,926
4.500%	05/20/48	77	82,953
4.500%	06/20/48	2,165	2,337,636
4.500%	07/20/48	964	1,045,021
4.500%	08/20/48	7,670	8,263,426
4.500%	09/20/48	705	761,893
4.500%	10/20/48	2,468	2,664,174
4.500%	12/20/48	1,154	1,241,287
4.500%	01/20/49	835	897,368
4.500%	04/20/49	287	308,602
4.500%	02/20/50	2,020	2,161,769
4.500%	03/20/50	1,228	1,314,416
5.000%	04/15/40	3,779	4,245,097
5.000%	05/15/40	198	222,757
5.000%	07/20/40	52	58,913
5.000%	07/20/40	491	549,832
5.000%	09/20/40	293	334,679
5.000%	11/20/40	221	251,993
5.000%	10/20/47	946	1,047,179
5.000%	10/20/48	227	248,455
5.000%	01/20/49	3,941	4,284,662
5.500%	06/15/36	442	515,748
6.000%	08/20/40	36	41,295
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	01/20/41	22	$ 24,814
6.000%	04/20/41	3	3,204
6.000%	06/20/41	82	94,018
6.000%	07/20/41	48	55,314
6.000%	12/20/41	24	28,179
6.000%	02/20/42	26	29,488
6.500%	10/20/37	409	474,038
Government National Mortgage Assoc., 1 Month LIBOR + 1.667% (Cap 11.918%, Floor 1.667%)
1.812%(c)	11/20/60	1,579	1,647,058
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.050%, Floor 1.735%)
1.913%(c)	07/20/60	2,324	2,427,170
Government National Mortgage Assoc., 1 Month LIBOR + 1.787% (Cap 12.075%, Floor 1.787%)
1.965%(c)	09/20/60	2,931	3,072,587
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
2.578%(c)	04/20/60	3,035	3,192,582

Total U.S. Government Agency Obligations (cost $795,503,745)			810,598,939
U.S. Treasury Obligations — 19.9%
U.S. Treasury Bonds
1.250%	05/15/50(a)	159,600	151,245,937
1.375%	08/15/50(a)	39,170	38,331,517
2.000%	02/15/50(a)	15,170	17,158,692
U.S. Treasury Inflation Indexed Bonds, TIPS
0.750%	02/15/45	3,664	4,655,059
1.000%	02/15/46	8,879	11,962,300
1.000%	02/15/48	4,098	5,641,254
1.000%	02/15/49	31,415	43,748,497
1.375%	02/15/44	17,165	24,373,605
2.125%	02/15/40	29,490	45,138,347
2.125%	02/15/41	20,043	31,097,062
U.S. Treasury Notes
0.125%	06/30/22	810	809,905
0.250%	05/31/25(a)	211,350	211,300,466
0.250%	06/30/25(a)	60,160	60,122,400
0.250%	08/31/25	280	279,694
0.375%	03/31/22(a)	15,000	15,053,320
0.375%	04/30/25	40	40,228
0.375%	07/31/27(a)	73,940	73,535,641
0.375%	09/30/27	28,710	28,517,105
0.500%	06/30/27	20,470	20,540,366
0.500%	08/31/27(a)	1,170	1,172,742
0.625%	05/15/30(a)	28,560	28,457,363
2.250%	11/15/25(a)	18,970	20,850,698

Total U.S. Treasury Obligations (cost $811,425,187)			834,032,198

Total Long-Term Investments (cost $4,123,989,720)			4,227,024,881

A30

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Short-Term Investments — 22.2%
Affiliated Mutual Funds — 20.7%
PGIM Core Ultra Short Bond Fund(w)	31,494,757	$ 31,494,757
PGIM Institutional Money Market Fund (cost $835,699,458; includes $835,496,989 of cash collateral for securities on loan)(b)(w)	835,811,757	835,644,595

Total Affiliated Mutual Funds (cost $867,194,215)		867,139,352

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligations(n) — 0.2%
Federal Home Loan Bank
0.090%	11/04/20	6,950	6,949,345
0.160%	10/28/20	2,400	2,399,815

Total U.S. Government Agency Obligations (cost $9,349,121)			9,349,160
U.S. Treasury Obligations(n) — 1.2%
U.S. Cash Management Bill
0.100%	12/03/20(a)	38,180	38,173,319
0.160%	10/13/20(a)	11,810	11,809,729

Total U.S. Treasury Obligations (cost $49,982,688)			49,983,048

Options Purchased*~ — 0.1%
(cost $1,307,714)	1,231,998

Total Short-Term Investments (cost $927,833,738)	927,703,558

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—123.2% (cost $5,051,823,458)	5,154,728,439

Options Written*~ — (0.0)%
(premiums received $1,726,585)	(778,977)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—123.2% (cost $5,050,096,873)	5,153,949,462

Liabilities in excess of other assets(z) — (23.2)%	(969,683,573)

Net Assets — 100.0%	$ 4,184,265,889

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,893,762 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $816,543,977; cash collateral of $835,496,989 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
A31

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown is the effective yield at purchase date.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Eyecare Partners LLC, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 3.750%, Maturity Date 2/18/2027 (cost $31,553)	36	$33,717	$2,164	$—
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$139.50	76	76	$ 28,500
10 Year U.S. Treasury Notes Futures	Call	11/20/20	$139.50	46	46	34,500
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$176.00	63	63	96,469
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$177.00	138	138	142,313
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$177.50	82	82	67,906
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$178.00	12	12	7,875
Australian Dollar Currency	Call	10/09/20	72.00	22	22	6,380
Canadian Dollar Futures	Call	11/06/20	75.00	21	21	15,960
Euro Futures	Call	10/09/20	1.18	5	625	1,563
Japanese Yen Currency	Call	10/09/20	95.00	1	1	313
Japanese Yen Currency	Call	10/09/20	96.00	65	81	4,063
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$139.50	92	92	31,625
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$139.75	23	23	10,781
Australian Dollar Currency	Put	10/09/20	73.50	8	8	15,200
Euro Futures	Put	10/09/20	1.18	98	12,250	109,025
Euro Futures	Put	10/09/20	1.18	33	4,125	23,513
Euro Futures	Put	10/09/20	1.19	26	3,250	55,900
Euro Futures	Put	11/06/20	1.17	21	2,625	24,938
Euro Futures	Put	11/06/20	1.19	33	4,125	75,075
Total Exchange Traded (cost $841,600)						$751,899

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CAD	Put	Citibank, N.A.	11/30/20	1.33	—	40,269	$ 480,099
(cost $466,114)
Total Options Purchased (cost $1,307,714)							$1,231,998
A32

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$139.75	52		52	$ (13,000)
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$140.00	358		358	(55,938)
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$180.00	47		47	(11,750)
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$182.00	12		12	(1,125)
20 Year U.S. Treasury Bonds Futures	Call	11/20/20	$178.00	37		37	(66,484)
20 Year U.S. Treasury Bonds Futures	Call	11/20/20	$180.00	37		37	(41,047)
30 Year U.S. Ultra Treasury Bonds	Call	10/09/20	$177.50	69		69	(31,266)
Australian Dollar Currency	Call	10/09/20	70.50	16		16	(20,000)
Australian Dollar Currency	Call	11/06/20	72.00	26		26	(21,060)
Euro Futures	Call	10/09/20	1.17	16		2,000	(20,200)
Euro Futures	Call	10/09/20	1.19	67		8,375	(6,700)
Euro Futures	Call	11/06/20	1.18	94		11,750	(99,875)
10 Year Euro-Bund Futures	Put	10/23/20	174.00	31	EUR	31	(14,538)
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$138.50	72		72	(6,750)
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$139.00	108		108	(20,250)
20 Year U.S. Treasury Bonds Futures	Put	10/23/20	$173.00	155		155	(58,125)
20 Year U.S. Treasury Bonds Futures	Put	10/23/20	$175.00	102		102	(87,656)
Australian Dollar Currency	Put	10/09/20	71.50	5		5	(1,950)
Australian Dollar Currency	Put	11/06/20	70.00	16		16	(7,040)
Australian Dollar Currency	Put	11/06/20	70.50	8		8	(4,560)
Australian Dollar Currency	Put	11/06/20	71.00	21		21	(14,700)
Australian Dollar Currency	Put	11/06/20	71.50	16		16	(14,880)
Euro Futures	Put	11/06/20	1.16	16		2,000	(11,400)
Total Exchange Traded (premiums received $1,160,209)							$(630,294)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	11/13/20	20.68	—	41,200	$(148,683)
(premiums received $566,376)
Total Options Written (premiums received $1,726,585)							$(778,977)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
886	90 Day Euro Dollar	Dec. 2020	$ 220,957,325	$ 2,487,653
650	2 Year U.S. Treasury Notes	Dec. 2020	143,624,610	40,464
41	5 Year Euro-Bobl	Dec. 2020	6,497,683	(1,981)
16,349	5 Year U.S. Treasury Notes	Dec. 2020	2,060,484,906	2,567,313
152	20 Year U.S. Treasury Bonds	Dec. 2020	26,794,750	(252,031)
1,714	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	380,186,625	(4,656,889)
935	Australian Dollar Currency	Dec. 2020	66,974,050	(774,749)
452	British Pound Currency	Dec. 2020	36,453,800	(419,776)
752	Canadian Dollar Currency	Dec. 2020	56,497,760	(465,883)
379	Euro Currency	Dec. 2020	55,596,931	(339,844)
980	Euro-BTP Italian Government Bond	Dec. 2020	169,569,568	3,477,984
132	Euro-OAT	Dec. 2020	26,085,371	382,783
117	Japanese Yen Currency	Dec. 2020	13,875,469	(57,955)
969	Mexican Peso	Dec. 2020	21,729,825	(271,366)
135	Russian Ruble Currency	Dec. 2020	4,304,812	(129,713)
A33

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
44	Swiss Franc Currency	Dec. 2020	$ 5,982,350	$ (22,176)
				1,563,834
Short Positions:
527	90 Day Euro Dollar	Mar. 2021	131,493,087	(188,844)
2,007	90 Day Euro Dollar	Jun. 2021	500,796,675	(5,736,075)
2,267	90 Day Euro Dollar	Dec. 2021	565,559,825	(3,293,986)
44	10 Year Australian Treasury Bonds	Dec. 2020	4,708,115	(51,324)
1,669	10 Year Euro-Bund	Dec. 2020	341,504,061	(3,043,261)
71	10 Year Japanese Bonds	Dec. 2020	102,401,839	(182,305)
540	10 Year U.K. Gilt	Dec. 2020	94,839,951	118,615
5,256	10 Year U.S. Treasury Notes	Dec. 2020	733,376,250	(860,395)
101	30 Year Euro Buxl	Dec. 2020	26,369,198	(756,701)
				(13,994,276)
				$(12,430,442)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/16/20	Goldman Sachs Bank USA	BRL	156,320	$ 29,091,905	$ 27,822,568	$ —	$(1,269,337)
British Pound,
Expiring 10/16/20	Citibank, N.A.	GBP	6,684	8,342,197	8,625,348	283,151	—
Canadian Dollar,
Expiring 10/16/20	BNP Paribas S.A.	CAD	21,310	15,569,394	16,004,641	435,247	—
Expiring 10/16/20	BNP Paribas S.A.	CAD	7,850	5,735,324	5,895,657	160,333	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	CAD	17,615	12,980,911	13,229,771	248,860	—
Euro,
Expiring 10/16/20	BNP Paribas S.A.	EUR	16,404	19,011,256	19,239,748	228,492	—
Expiring 10/16/20	Citibank, N.A.	EUR	16,283	19,353,600	19,096,782	—	(256,818)
Expiring 10/16/20	Goldman Sachs Bank USA	EUR	16,883	19,997,022	19,801,236	—	(195,786)
Indian Rupee,
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	INR	624,544	8,181,089	8,477,882	296,793	—
Indonesian Rupiah,
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	IDR	816,637,176	55,092,571	54,901,824	—	(190,747)
Japanese Yen,
Expiring 10/16/20	Goldman Sachs Bank USA	JPY	352,710	3,284,045	3,344,911	60,866	—
Expiring 01/19/21	Goldman Sachs Bank USA	JPY	352,710	3,347,710	3,350,062	2,352	—
Mexican Peso,
Expiring 10/16/20	Citibank, N.A.	MXN	485,900	21,526,670	21,933,205	406,535	—
Expiring 10/16/20	Citibank, N.A.	MXN	118,000	5,174,962	5,326,442	151,480	—
Expiring 10/16/20	Goldman Sachs Bank USA	MXN	370,579	16,190,287	16,727,713	537,426	—
Expiring 11/18/20	Morgan Stanley Capital Services LLC	MXN	324,851	15,326,399	14,608,106	—	(718,293)
Expiring 01/19/21	BNP Paribas S.A.	MXN	204,049	8,968,863	9,110,968	142,105	—
Russian Ruble,
Expiring 10/16/20	Citibank, N.A.	RUB	115,000	1,522,455	1,477,972	—	(44,483)
Expiring 10/16/20	Goldman Sachs Bank USA	RUB	405,287	5,117,258	5,208,719	91,461	—
South African Rand,
Expiring 10/16/20	Citibank, N.A.	ZAR	92,330	5,260,699	5,501,572	240,873	—
Expiring 01/19/21	Goldman Sachs Bank USA	ZAR	92,330	5,324,069	5,441,313	117,244	—
A34

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/16/20	Citibank, N.A.	CHF	5,500	$ 5,975,500	$ 5,974,227	$ —	$ (1,273)
				$290,374,186	$291,100,667	3,403,218	(2,676,737)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	AUD	22,494	$ 15,592,111	$ 16,111,647	$ —	$ (519,536)
British Pound,
Expiring 10/16/20	Citibank, N.A.	GBP	3,300	4,299,488	4,258,498	40,990	—
Canadian Dollar,
Expiring 12/01/20	Citibank, N.A.	CAD	28,034	21,049,707	21,057,531	—	(7,824)
Chinese Renminbi,
Expiring 10/16/20	BNP Paribas S.A.	CNH	30,612	4,339,873	4,507,307	—	(167,434)
Euro,
Expiring 10/16/20	BNP Paribas S.A.	EUR	47,790	53,967,200	56,049,860	—	(2,082,660)
Expiring 10/16/20	BNP Paribas S.A.	EUR	31,900	35,910,309	37,413,515	—	(1,503,206)
Expiring 10/16/20	BNP Paribas S.A.	EUR	31,310	35,196,103	36,721,540	—	(1,525,437)
Expiring 10/16/20	BNP Paribas S.A.	EUR	31,310	35,337,969	36,721,540	—	(1,383,571)
Japanese Yen,
Expiring 10/16/20	Goldman Sachs Bank USA	JPY	352,710	3,342,317	3,344,911	—	(2,594)
Mexican Peso,
Expiring 10/16/20	BNP Paribas S.A.	MXN	204,049	9,065,371	9,210,628	—	(145,257)
Expiring 10/16/20	Citibank, N.A.	MXN	430,370	19,071,190	19,426,618	—	(355,428)
Expiring 10/16/20	Citibank, N.A.	MXN	340,061	15,098,307	15,350,114	—	(251,807)
Expiring 11/18/20	Goldman Sachs Bank USA	MXN	324,851	15,309,772	14,608,107	701,665	—
Russian Ruble,
Expiring 10/16/20	Goldman Sachs Bank USA	RUB	520,287	7,184,298	6,686,691	497,607	—
Expiring 01/19/21	Goldman Sachs Bank USA	RUB	405,287	5,065,768	5,155,932	—	(90,164)
South African Rand,
Expiring 10/16/20	Goldman Sachs Bank USA	ZAR	92,330	5,381,947	5,501,572	—	(119,625)
Swiss Franc,
Expiring 10/16/20	Citibank, N.A.	CHF	5,500	5,833,761	5,974,227	—	(140,466)
Expiring 01/19/21	Citibank, N.A.	CHF	5,500	5,994,132	5,992,978	1,154	—
				$297,039,623	$304,093,216	1,241,416	(8,295,009)
						$4,644,634	$(10,971,746)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34	06/20/25	5.000%(Q)	18,244	3.808%	$ 260,221	$ 936,407	$ 676,186
CDX.NA.HY.35	12/20/25	5.000%(Q)	56,420	4.075%	2,345,978	2,432,710	86,732
CDX.NA.IG.34	06/20/25	1.000%(Q)	365,409	0.846%	(237,603)	2,689,414	2,927,017
CDX.NA.IG.35	12/20/25	1.000%(Q)	24,790	0.587%	552,751	531,702	(21,049)
					$2,921,347	$6,590,233	$3,668,886
A35

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	$ —	$ (1,762,150)	$(1,762,150)
MXN	529,900	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	202,750	2,982,125	2,779,375
MXN	457,440	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	211,997	2,556,160	2,344,163
	110,905	06/15/22	0.190%(S)	3 Month LIBOR(2)(Q)	(459)	(31,412)	(30,953)
	89,356	11/30/24	0.100%(A)	1 Day USOIS(2)(A)	52,687	27,209	(25,478)
	147,007	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(493,461)	21,694	515,155
	220,727	05/15/27	0.450%(S)	3 Month LIBOR(1)(Q)	(529,301)	214,001	743,302
	30,650	07/20/45	0.560%(A)	1 Year SOFR(1)(A)	276,067	1,894,695	1,618,628
	14,130	08/19/45	0.740%(A)	1 Year SOFR(1)(A)	—	294,880	294,880
	34,492	11/15/45	0.800%(S)	3 Month LIBOR(1)(Q)	1,579,471	2,312,518	733,047
	31,747	02/15/47	1.000%(S)	3 Month LIBOR(1)(Q)	384,749	815,093	430,344
	12,711	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	215,635	687,260	471,625
	5,942	03/18/50	0.792%(S)	3 Month LIBOR(1)(Q)	—	490,273	490,273
	5,890	03/19/50	0.818%(S)	3 Month LIBOR(1)(Q)	—	445,470	445,470
	6,344	07/13/50	0.885%(S)	3 Month LIBOR(1)(Q)	(790)	364,516	365,306
					$1,899,345	$11,312,332	$ 9,412,987

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	58,256	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	$156,181	$32,195	$123,986	Citibank, N.A.
BRL	54,700	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	146,648	25,920	120,728	Citibank, N.A.
BRL	46,100	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	123,592	—	123,592	Citibank, N.A.
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AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
BRL	37,900	01/04/27	7.044%(T)	1 Day BROIS(2)(T)	$107,817	$ —	$107,817	JPMorgan Chase Bank, N.A.
					$534,238	$58,115	$476,123

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A37